PAGE

IDS State
Tax-Exempt
Funds

1995 semiannual report
(Picture of icon: shield with U.S. enclosed)

Tax-exempt
funds from the
following states:

California

Massachusetts

Michigan

Minnesota

New York

Ohio

Distributed by
American Express
Financial Advisors Inc.

PAGE

(Picture of icon: shield with U.S. enclosed)
Twice the tax relief

Many people who want to reduce their tax burden favor municipal bonds because the interest they pay is generally free from federal tax. If you want to reduce state tax, too, you can invest in municipal bonds in the state you reside. Investments in municipals are one of the best tax-advantaged investments still available to individuals. What's more, the money you invest is typically used by municipalities to fund projects such as schools and highways. So, with this investment, the benefits reach well beyond your pocketbook.

Contents
From the president                3
From the portfolio manager        3
Ten largest holdings              6
Financial statements             12
Notes to financial statements    19
Investments in securities        38
Board members and officers       68
IDS mutual funds                 69

PAGE

To our shareholders

(Picture of: William R. Pearce)
William R. Pearce
President of the Funds

(Picture of: Paul B. Hylle)
Paul B. Hylle
Portfolio manager

From the president
If you're an experienced investor, you know that 1995 was an unusually strong year for the U.S. financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility.

That fact reinforces the need for investors to review periodically their long-term goals and assess whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

From the portfolio manager

Municipal bonds performed well during the past six months, as an overall decline in long-term interest rates continued to spark a surging bond market.

As a result, for the July through December 1995 period, IDS State
Tax-Exempt Funds experienced rising net asset values while providing shareholders with largely tax-free dividends.

Unlike 1994, when rising interest rates pummeled the bond market, 1995 could hardly have offered a better investment environment, as the favorable forces of moderate economic growth and low inflation remained in place. For the second half of the year, those factors were complemented by the possibility of an agreement to eventually balance the federal budget and willingness on the part of the Federal Reserve Board to reduce short-term interest rates.


Rates down, bond prices up

In that positive light, the interest income provided by bonds became more attractive to investors, and their buying drove long-term interest rates increasingly lower. Because falling rates boost the value of previously issued bonds, their prices rose, which in turn drove up the net asset value of mutual funds such as these.

Our funds were particularly well-positioned to benefit from the rate decline because of our decision to emphasize municipal bonds with longer-than-average maturities. This strategy makes a portfolio more sensitive to interest-rate swings. Therefore, when rates came down, the funds enjoyed enhanced performance.

We concentrated our investments in revenue bonds, many of them for essential services, rather than general obligation bonds. This strategy is based on the fact that there currently is some risk of reduced federal and state aid to local governments, which could negatively affect the credit quality and, ultimately, the price of general obligation bonds.

The only thing to mar the otherwise positive environment was talk about the possibility of a flat federal income tax. Because a flat tax would reduce municipal bonds' tax-free-income advantage, municipals came under some selling pressure at times. Our view is that major tax reform, if it ever becomes a reality, would not occur this year.

State updates

Looking at individual states, California municipal bonds recovered well from problems created by potential defaults in Orange and Los Angeles counties. (IDS California Tax-Exempt Fund was largely unaffected by those events as it held only a few bonds issued by those counties.) Bond performance in New York and Michigan, on the other hand, was tempered by concerns about the possibility of an over-supply of bonds. Minnesota, Ohio and Massachusetts, however, benefited from favorable supply/demand situations.

While a repeat performance by the bond market over the second half of the fiscal year would be most unexpected, we are encouraged by the fact that the fundamentals that led to the market's recent success are largely unchanged (as of mid-January). The economy continues to grow at a modest pace; inflation remains quite well-behaved; and long-term interest rates remain on the stable-to-declining path they've been on since late 1994. Barring a change in those fundamentals, or an ongoing stalemate in the balanced-budget negotiations, we look for municipal bonds to provide positive performance in the months ahead.

Paul B. Hylle

PAGE

California
Class A
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.36
June 30, 1995            $5.16
Increase                 $0.20

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.14
From capital gains       $0.03
Total distributions      $0.17
Total return*            +7.5%**

Class B
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.36
June 30, 1995            $5.16
Increase                 $0.20

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.12
From capital gains       $0.03
Total distributions      $0.15
Total return*            +7.1%**

Class Y
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.38
June 30, 1995            $5.15
Increase                 $0.23

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.15
From capital gains       $0.03
Total distributions      $0.18
Total return*            +7.6%**

Massachusetts
Class A
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.52
June 30, 1995            $5.27
Increase                 $0.25

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.14
From capital gains       $ --
Total distributions      $0.14
Total return*            +7.4%**

Class B
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.52
June 30, 1995            $5.27
Increase                 $0.25

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.12
From capital gains       $ --
Total distributions      $0.12
Total return*            +7.0%**

Class Y
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.54
June 30, 1995            $5.28
Increase                 $0.26

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.15
From capital gains       $ --
Total distributions      $0.15
Total return*            +7.5%**

Michigan
Class A
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.60
June 30, 1995            $5.39
Increase                 $0.21

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.19
From capital gains       $0.03
Total distributions      $0.22
Total return*            +8.2%**

Class B
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.60
June 30, 1995            $5.39
Increase                 $0.21

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.17
From capital gains       $0.03
Total distributions      $0.20
Total return*            +7.8%**

Class Y
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.62
June 30, 1995            $5.41
Increase                 $0.21

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.19
From capital gains       $0.03
Total distributions      $0.22
Total return*            +8.2%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

PAGE

Minnesota
Class A
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.41
June 30, 1995            $5.19
Increase                 $0.22

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.15
From capital gains       $ --
Total distributions      $0.15
Total return*            +7.2%**

Class B
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.41
June 30, 1995            $5.19
Increase                 $0.22

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.13
From capital gains       $ --
Total distributions      $0.13
Total return*            +6.9%**

Class Y
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.42
June 30, 1995            $5.20
Increase                 $0.22

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.16
From capital gains       $ --
Total distributions      $0.16
Total return*            +7.4%**

New York
Class A
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.29
June 30, 1995            $5.09
Increase                 $0.20

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.15
From capital gains       $ --
Total distributions      $0.15
Total return*            +7.0%**

Class B
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.29
June 30, 1995            $5.09
Increase                 $0.20

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.13
From capital gains       $ --
Total distributions      $0.13
Total return*            +6.6%**

Class Y
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.31
June 30, 1995            $5.11
Increase                 $0.20

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.15
From capital gains       $ --
Total distributions      $0.15
Total return*            +7.0%**

Ohio
Class A
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.50
June 30, 1995            $5.28
Increase                 $0.22

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.14
From capital gains       $0.01
Total distributions      $0.15
Total return*            +7.2%**

Class B
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.50
June 30, 1995            $5.28
Increase                 $0.22

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.12
From capital gains       $0.01
Total distributions      $0.13
Total return*            +6.8%**

Class Y
6-month performance
(All figures per share)
Net asset value (NAV)
Dec. 31, 1995            $5.50
June 30, 1995            $5.28
Increase                 $0.22

Distributions
July 1, 1995 - Dec. 31, 1995
From income              $0.15
From capital gains       $0.01
Total distributions      $0.16
Total return*            +7.3%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

PAGE

                      The Fund's ten largest holdings

                      IDS California Tax-Exempt Fund

(pie chart) The ten holdings listed here make up 26.23% of the Fund's net assets
_____________________________________________________________________________________

                                                       Percent                 Value
                                         (of Fund's net assets) (as of Dec. 31, 1995)
_____________________________________________________________________________________
Anaheim Public Finance Authority Revenue
2nd Series Electric Utilities San Juan
5.75% 2022                                                 4.50%         $11,322,333

Long Beach Harbor Revenue Bonds Series 1989A A.M.T.
7.25% 2019                                                  3.00           7,549,990

Sacramento Municipal Utility District Series R
6.00% 2015-2017                                             2.99           7,512,645

Los Angeles Department of Water & Power Electric Plant
Revenue Bonds Series 1990
7.125% 2030                                                 2.90           7,302,555

Statewide Community Development Authority Revenue
Certificate of Participation St. Joseph Health System Group
6.50% 2015                                                  2.37           5,952,705

Los Angeles Convention & Exhibition Center
Pre-Refunded Certificate of Participation Series 1989A
7.00% 2020                                                  2.21           5,562,900

Statewide Community Development Authority Health Facilities
Revenue Bonds Unihealth America Series 1993A Inverse Floater
7.215% 2011                                                 2.15           5,400,000

University of Southern California Educational Facilities Authority
Pre-Refunded Revenue Bonds Series 1989B
6.75% 2015                                                  2.15           5,396,700

San Diego Regional Transportation Commission Sales Tax
Pre-Refunded Revenue Bonds Limited Tax Series 1989A
6.25% 2008                                                  2.14           5,368,720

Rancho Mirage Joint Powers Finance Authority Certificate of Participation
Eisenhower Memorial Hospital
7.00% 2022                                                  1.82           4,584,518

Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax.

/TABLE

PAGE

                         The Fund's ten largest holdings

                         IDS Massachusetts Tax-Exempt Fund

(pie chart) The ten holdings listed here make up 27.19% of the Fund's net assets
_____________________________________________________________________________________

                                                        Percent                Value
                                          (of Fund's net assets)(as of Dec. 31, 1995)
_____________________________________________________________________________________
Boston City Hospital Refunding Revenue Bonds
Series B
5.75% 2023                                                3.92%            $2,989,560

Health & Educational Facilities Authority
Revenue Bonds Suffolk University Series B
6.35% 2022                                                3.46              2,632,325

Health & Educational Facilities Authority
Revenue Bonds Cape Cod Health System Series A
5.25% 2021                                                3.17              2,417,450

Health & Educational Facilities Authority
Revenue Bonds Boston College Series J
6.625% 2021                                               2.87              2,187,240

Industrial Finance Agency Pollution Control
Refunding Revenue Bonds Eastern Edison Series 1993
5.875% 2008                                               2.64              2,009,180

Health & Educational Facilities Authority
Revenue Bonds Charlton Memorial Series 1991B
7.25% 2013                                                2.47              1,878,258

Bay Transportation Authority General Transportation System
Refunding Bonds Series 1992B
6.20% 2016                                                2.19              1,671,870

Municipal Wholesale Electric Power Supply System
Refunding Revenue Bonds Series B
4.75% 2011                                                2.19              1,666,875

Industrial Finance Agency Resource Recovery
Revenue Bonds SEMASS Series 1991A
9.00% 2015                                                2.18              1,658,670

Municipal Wholesale Electric Power Supply System
Pre-Refunded Revenue Bonds Series 1992B
6.75% 2017                                                2.10              1,602,311

Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax.

PAGE

The Fund's ten largest holdings

IDS Michigan Tax-Exempt Fund

(pie chart) The ten holdings listed here make up 25.66% of the Fund's net assets
______________________________________________________________________________________________

                                                                Percent                Value
                                                  (of Fund's net assets) (as of Dec. 31, 1995)
______________________________________________________________________________________________
Romulus Township School District Unlimited Tax
General Obligation Refunding Bonds
5.75% 2022                                                         3.06%            $2,550,450

State Housing Development Authority Rental Housing
Refunding Revenue Bonds Series B
5.70% 2012                                                         3.00              2,503,600

State Building Authority Refunding Revenue Bonds
Series 1991I
6.25% 2020                                                         2.80              2,337,038

Eaton County Water System Limited Tax
General Obligation Bonds
5.00% 2013                                                         2.58              2,149,972

N.I.C.E. Community School District Unlimited Tax
General Obligation Bonds
5.25% 2020                                                         2.48              2,065,833

State Hospital Finance Authority Hospital Pre-Refunded Revenue Bonds
McLaren Obligated Group Series 1991A
7.50% 2021                                                         2.47              2,061,133

Detroit Sewer Disposal Revenue Bonds
5.70% 2023                                                         2.44              2,030,740

Grand Ledge Public Schools Unlimited Tax General Obligation
Refunding Bonds Counties of Eaton, Clinton & Ionia Series 1995
5.375% 2024                                                        2.38              1,981,160

Monroe County Pollution Control Revenue Bonds
Detroit Edison Fermi 2 Plants Series CC A.M.T.
7.50% 2019                                                         2.37              1,978,130

State Strategic Fund Limited Tax Obligation
Refunding Revenue Bonds Ford Motor Series 1991A
7.10% 2006                                                         2.27              1,896,395

Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax.

/TABLE

PAGE

The Fund's ten largest holdings

IDS Minnesota Tax-Exempt Fund

(pie chart) The ten holdings listed here make up 32.94% of the Fund's net assets
____________________________________________________________________________________

                                                       Percent                 Value
                                         (of Fund's net assets) (as of Dec. 31, 1995)
____________________________________________________________________________________
St. Paul & Minneapolis Housing & Redevelopment Authority
Health Care Facility Revenue Bonds
Group Health Plan Series 1992
6.75% 2013                                                 2.66%         $11,302,620

Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care System Revenue Bonds Healthspan
Series 1993
4.75% 2018                                                 2.59           10,996,440

State General Obligation Various Purpose Pre-Refunded Bonds
Series 1991
6.70% 2011                                                 2.11            8,957,120

State General Obligation Various Purpose Pre-Refunded Bonds
Series 1990
7.00% 2009                                                 2.06            8,765,310

Anoka County General Obligation Capital Improvement
Revenue Bonds Series 1989B
7.00% 2007-2010                                            2.01            8,540,526

St. Paul Housing & Redevelopment Authority Sales Tax
Revenue Bonds Civic Center
5.55% 2023                                                  2.00           8,512,070

Hennepin County Lease Revenue
Certificate of Participation Series 1991
6.80% 2017                                                 1.88            7,988,340

Western Minnesota Municipal Power Agency Supply
Refunding Revenue Bonds Series 1987A
7.00% 2013                                                 1.79            7,621,492

Edina Multi-family Housing Revenue Bonds
Walker Assisted Living Series 1991
9.00% 2031                                                 1.75            7,466,815

Faribault Rice & Goodhue County Independent School District #656
General Obligation School Building Bonds
Series 1995
5.75% 2015                                                 1.68            7,127,355

Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax.

/TABLE

PAGE

                         The Fund's ten largest holdings
                         IDS New York Tax-Exempt Fund

(pie chart) The ten holdings listed here make up 32.94% of the Fund's net assets
______________________________________________________________________________________
                                                         Percent                Value
                                           (of Fund's net assets)(as of Dec. 31, 1995)
______________________________________________________________________________________
State Energy Research & Development Authority
Electric Facility Revenue Bonds Consolidated Edison
Series 1990A A.M.T.
7.50% 2025                                                 4.27%           $5,469,800

State Urban Development Correction Facility
Pre-Refunded Revenue Bonds Series 1
7.50% 2020                                                 4.01             5,132,790

United Nations Development Senior Lien
Refunding Revenue Bonds Series 1992A
6.00% 2026                                                 3.59             4,591,395

State Local Government Assistance Pre-Refunded Bonds
Series 1991A
7.00% 2016                                                 3.58             4,585,200

State Mortgage Agency Homeowner Mortgage Revenue Bonds
Series TT
7.50% 2015                                                 3.36             4,302,640

State Medical Care Facility Finance Agency Revenue Bonds
Hospital & Nursing Series B
6.25% 2025                                                 3.01             3,848,019

Battery Park City Authority Senior Refunding Revenue Bonds
Series 1993A
5.25% 2017                                                 2.95             3,769,280

State Dormitory Authority City University System
Pre-Refunded Revenue Bonds
8.125% 2017                                                2.88             3,680,602

Triborough Bridge & Tunnel Authority General Purpose
Pre-Refunded Revenue Bonds Series S
7.00% 2021                                                 2.67             3,413,670

State Environmental Facility State Water & Pollution Control
Revolving Fund Revenue Bonds New York City Municipal Water
Finance Authority Series 1990A
7.50% 2012                                                 2.62             3,352,320

Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax.

/TABLE

PAGE

The Fund's ten largest holdings

IDS Ohio Tax-Exempt Fund

(pie chart)  The ten holdings listed here make up 24.98% of the Funds's net assets
___________________________________________________________________________________________
                                                              Percent                Value
                                                (of Fund's net assets)(as of Dec. 31, 1995)
___________________________________________________________________________________________
State Air Quality Development Authority
Refunding Revenue Bonds
Series 1994 A.M.T.
6.375% 2029                                                       2.80%         $2,187,440

Lakota Local School District Unlimited Tax Improvement
General Obligation Bonds
6.25% 2014                                                        2.77            2,164,300

Erie County Hospital Improvement Refunding Revenue Bonds
Firelands Community Hospital Series 1992
6.75% 2015                                                        2.70            2,108,520

State Municipal Electric Generation Agency
Joint Venture #5 Revenue Bonds
5.375% 2024                                                       2.53            1,981,240

State Valley School District School Improvement
Unlimited Tax General Obligation Bonds
Counties of Adams & Highland Series 1995
5.25% 2021                                                        2.53            1,980,340

Lorain County Hospital Facilities Refunding Revenue Bonds
EMH Regional Medical Center Series 1995
5.375% 2021                                                       2.53            1,973,720

Lucas County Hospital Refunding Revenue Bonds
St. Vincent's Medical Center Series B
5.25% 2020                                                        2.50            1,956,600

Butler County Hospital Facility Improvement
Refunding Revenue Bonds
7.50% 2010                                                        2.38            1,858,798

Franklin County Convention Facilities Authority
Tax & Lease Revenue Anticipation Pre-Refunded Bonds
7.00% 2019                                                        2.19            1,710,840

State Housing Finance Agency Mortgage Revenue Bonds
Aristocrat South Board & Care Series 1991A A.M.T.
7.30% 2031                                                        2.05            1,600,260



Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax.

/TABLE

PAGE

                         Financial statements

                         Statements of assets and liabilities
                         IDS California Tax-Exempt Trust
                         IDS Special Tax-Exempt Series Trust
                         Dec. 31, 1995
_____________________________________________________________________________________________________________________________

                         Assets
_____________________________________________________________________________________________________________________________

                                                                          California        Massachusetts            Michigan
                                                                          Tax-Exempt           Tax-Exempt          Tax-Exempt
                                                                                Fund                 Fund                Fund
                                                                           (Unaudited)         (Unaudited)         (Unaudited)
_____________________________________________________________________________________________________________________________
Investments in securities, at value (Note 1)
   (identified cost $220,122,536, $68,604,612
   and $76,000,381)                                                      $244,563,558         $74,522,610         $83,855,178
Cash in bank on demand deposit                                              2,383,251             121,632                  --
Accrued interest receivable                                                 4,566,525           1,558,488           1,252,403
Receivable for investment securities sold                                      53,250              12,245              13,594
_____________________________________________________________________________________________________________________________

Total assets                                                              251,566,584          76,214,975          85,121,175
_____________________________________________________________________________________________________________________________

                         Liabilities
_____________________________________________________________________________________________________________________________

Disbursements in excess of cash on demand deposit                                  --                  --             111,208
Dividends payable to shareholders                                              70,868              21,130              23,870
Payable for investment securities purchased                                        --              11,813             952,840
Accrued investment management services fee                                      6,433               1,952               2,152
Accrued distribution fee                                                          155                 160                  71
Accrued service fee                                                             2,395                 727                 801
Accrued transfer agency fee                                                       531                 257                 235
Accrued administrative services fee                                               547                 166                 183
Other accrued expenses                                                         19,312               2,727              14,599
_____________________________________________________________________________________________________________________________

Total liabilities                                                            100,241              38,932           1,105,959
_____________________________________________________________________________________________________________________________

Net assets applicable to outstanding shares                              $251,466,343         $76,176,043         $84,015,216
_____________________________________________________________________________________________________________________________

                         Represented by
_____________________________________________________________________________________________________________________________

Shares of beneficial interest - $.01 par value,
   unlimited number of shares authorized                                 $    468,751         $   138,090         $   149,928
Additional paid-in capital                                                232,954,580          71,205,016          77,087,727
Undistributed net investment income                                             1,551               6,316               2,002
Accumulated net realized loss (Notes 1 and 6)                              (6,621,496)         (1,134,268)         (1,127,239)
Unrealized appreciation (Note 5)                                           24,662,957           5,960,889           7,902,798
_____________________________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding shares        $251,466,343         $76,176,043         $84,015,216
_____________________________________________________________________________________________________________________________
Net assets applicable to outstanding shares: Class A                     $247,649,098         $72,208,314         $82,260,267
                                             Class B                     $  3,816,158         $ 3,966,638         $ 1,753,854
                                             Class Y                     $      1,087         $     1,091         $     1,095

Outstanding shares of beneficial interest:   Class A shares                46,163,339          13,089,697          14,679,619
                                             Class B shares                   711,585             719,136             312,951
                                             Class Y shares                       202                 197                 195

Net asset value per share:                   Class A                        $       5.36         $      5.52      $         5.60
                                             Class B                        $       5.36         $      5.52      $         5.60
                                             Class Y                        $       5.38         $      5.54      $         5.62



See accompanying notes to financial statements.

PAGE
                         Financial statements

                         Statements of assets and liabilities
                         IDS California Tax-Exempt Trust
                         IDS Special Tax-Exempt Series Trust
                         Dec. 31, 1995
_____________________________________________________________________________________________________________________________

                         Assets
_____________________________________________________________________________________________________________________________
                                                                           Minnesota             New York                Ohio
                                                                          Tax-Exempt           Tax-Exempt          Tax-Exempt
                                                                                Fund                 Fund                Fund
                                                                          (Unaudited)          (Unaudited)         (Unaudited)
_____________________________________________________________________________________________________________________________

Investments in securities, at value (Note 1)
   (identified cost $384,807,429, $115,977,638
   and $70,386,470)                                                      $416,757,102        $127,011,195         $76,756,039
Cash in bank on demand deposit                                                     --                  --             346,484
Accrued interest receivable                                                 8,674,350           2,529,341           1,003,265
Receivable for investment securities sold                                     127,616              30,656              99,896
_____________________________________________________________________________________________________________________________

Total assets                                                              425,559,068         129,571,192          78,205,684
_____________________________________________________________________________________________________________________________

                         Liabilities
_____________________________________________________________________________________________________________________________

Disbursements in excess of cash on demand deposit                             284,973             178,714                  --
Dividends payable to shareholders                                             127,891              37,142              22,196
Payable for investment securities purchased                                        --           1,404,435                  --
Accrued investment management services fee                                     10,660               3,278               1,996
Accrued distribution fee                                                          216                 161                  70
Accrued service fee                                                             4,057               1,221                 743
Accrued transfer agency fee                                                     1,292                 395                 204
Accrued administrative services fee                                               880                 279                 170
Other accrued expenses                                                         45,592               8,782              17,496
_____________________________________________________________________________________________________________________________

Total liabilities                                                             475,561           1,634,407              42,875
_____________________________________________________________________________________________________________________________

Net assets applicable to outstanding shares                              $425,083,507        $127,936,785         $78,162,809
_____________________________________________________________________________________________________________________________

                         Represented by
_____________________________________________________________________________________________________________________________

Shares of beneficial interest - $.01 par value,
   unlimited number of shares authorized                                 $    785,888        $    241,888         $   142,066
Additional paid-in capital                                                400,999,790         119,717,729          73,284,851
Undistributed net investment income                                            10,824                  28                 488
Accumulated net realized loss (Notes 1 and 6)                              (8,919,923)         (3,183,414)         (1,679,941)
Unrealized appreciation (Note 5)                                           32,206,928          11,160,554           6,415,345
_____________________________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding shares        $425,083,507        $127,936,785         $78,162,809
_____________________________________________________________________________________________________________________________
Net assets applicable to outstanding shares: Class A                     $415,668,794        $124,008,541         $76,447,143
                                             Class B                     $  9,413,624        $  3,927,167         $ 1,714,583
                                             Class Y                     $      1,089        $      1,077         $     1,083

Outstanding shares of beneficial interest:   Class A shares                76,848,109          23,446,110          13,894,757
                                             Class B shares                 1,740,499             742,501             311,634
                                             Class Y shares                       201                 203                 197

Net asset value per share:                   Class A                     $       5.41        $       5.29         $      5.50
                                             Class B                     $       5.41        $       5.29         $      5.50
                                             Class Y                     $       5.42        $       5.31         $      5.50


See accompanying notes to financial statements.

PAGE
                         Financial statements

                         Statements of operations
                         IDS California Tax-Exempt Trust
                         IDS Special Tax-Exempt Series Trust
                         Six months ended Dec. 31, 1995
_____________________________________________________________________________________________________________________________

                         Investment income
_____________________________________________________________________________________________________________________________

                                                                           California       Massachusetts            Michigan
                                                                           Tax-Exempt          Tax-Exempt          Tax-Exempt
                                                                                 Fund                Fund                Fund
                                                                           (Unaudited)         (Unaudited)         (Unaudited)
_____________________________________________________________________________________________________________________________
Income:
Interest                                                                  $7,433,868          $2,201,533          $2,495,452
_____________________________________________________________________________________________________________________________

Expenses (Note 2):
Investment management services fee                                            567,973             169,947             189,521
Distribution fee - Class B                                                     11,062              10,916               5,209
Transfer agency fee                                                            48,822              23,198              21,450
Incremental transfer agency fee - Class B                                          76                  65                  30
Service fee
    Class A                                                                   209,358              60,516              69,244
    Class B                                                                     2,581               2,547               1,207
Administrative services fee                                                    48,565              14,463              16,130
Compensation of board members                                                   2,890               4,800               4,460
Compensation of officers                                                        1,537                 453                 429
Custodian fees                                                                  7,288               2,012               6,132
Postage                                                                         7,137               3,868               2,847
Registration fees                                                               8,625               1,782               4,478
Reports to shareholders                                                         3,079               1,860               1,220
Audit fees                                                                      8,250               7,625               7,793
Administrative                                                                  1,761               2,639                 819
Other                                                                           1,900               1,850               1,392
_____________________________________________________________________________________________________________________________

Total expenses                                                               930,904             308,541             332,361
     Earnings credits on cash balances (Note 2)                                (9,772)             (1,787)             (6,046)
_____________________________________________________________________________________________________________________________
Total net expenses                                                            921,132             306,754             326,315
_____________________________________________________________________________________________________________________________

Investment income -- net                                                    6,512,736           1,894,779           2,169,137
_____________________________________________________________________________________________________________________________

                         Realized and unrealized gain -- net
_____________________________________________________________________________________________________________________________

Net realized gain on security transactions (Note 3)                           702,632              48,483             323,823
Net realized gain on closed interest rate futures contracts                 1,340,518             379,851             426,623
_____________________________________________________________________________________________________________________________

Net realized gain on investments                                            2,043,150             428,334             750,446
Net change in unrealized appreciation or depreciation                      9,022,663           2,905,054           3,449,171
_____________________________________________________________________________________________________________________________

Net gain on investments                                                    11,065,813           3,333,388           4,199,617
_____________________________________________________________________________________________________________________________

Net increase in net assets resulting from operations                      $17,578,549         $ 5,228,167         $ 6,368,754
_____________________________________________________________________________________________________________________________

See accompanying notes to financial statements.

PAGE
                         Financial statements

                         Statements of operations
                         IDS California Tax-Exempt Trust
                         IDS Special Tax-Exempt Series Trust
                         Six months ended Dec. 31, 1995
_____________________________________________________________________________________________________________________________

                         Investment income
_____________________________________________________________________________________________________________________________

                                                                            Minnesota            New York                Ohio
                                                                           Tax-Exempt          Tax-Exempt          Tax-Exempt
                                                                                 Fund                Fund                Fund
                                                                          (Unaudited)         (Unaudited)         (Unaudited)
_____________________________________________________________________________________________________________________________
Income:
Interest                                                                  $13,143,038         $3,907,074           $2,311,120
_____________________________________________________________________________________________________________________________

Expenses (Note 2):
Investment management services fee                                            947,053             291,260             177,433
Distribution fee - Class B                                                     24,387              11,258               4,080
Transfer agency fee                                                           118,287              36,350              20,991
Incremental transfer agency fee - Class B                                         195                  84                  39
Service fee
    Class A                                                                   353,468             105,691              65,004
    Class B                                                                     5,690               2,627                 952
Administrative services fee                                                    78,272              24,788              15,101
Compensation of board members                                                  12,912               3,765               3,708
Compensation of officers                                                        1,656                 673                 396
Custodian fees                                                                  3,039               2,389               8,127
Postage                                                                        17,847               4,191               2,500
Registration fees                                                               6,504               5,820              15,825
Reports to shareholders                                                         6,042               2,141               1,395
Audit fees                                                                      8,750               8,250               7,625
Administrative                                                                  1,430                 934                 631
Other                                                                             482               1,686               3,704
_____________________________________________________________________________________________________________________________

Total expenses                                                              1,586,014             501,907             327,511
    Earnings credits on cash balances (Note 2)                                (15,464)             (2,221)             (8,031)
_____________________________________________________________________________________________________________________________
Total net expenses                                                          1,570,550             499,686             319,480
_____________________________________________________________________________________________________________________________
Investment income -- net                                                   11,572,488           3,407,388           1,991,640
_____________________________________________________________________________________________________________________________

                         Realized and unrealized gain (loss) -- net
_____________________________________________________________________________________________________________________________

Net realized gain (loss) on security transactions (Note 3)                    575,159              96,544            (380,153)
Net realized gain on closed interest rate futures contracts                 2,229,765             744,270             404,698
______________________________________________________________________________________________________________________________

Net realized gain on investments                                            2,804,924             840,814              24,545
Net change in unrealized appreciation or depreciation                      14,586,233           4,024,707           3,269,084
_____________________________________________________________________________________________________________________________

Net gain on investments                                                    17,391,157           4,865,521           3,293,629
_____________________________________________________________________________________________________________________________

Net increase in net assets resulting from operations                      $28,963,645          $8,272,909          $5,285,269
_____________________________________________________________________________________________________________________________


See accompanying notes to financial statements.

PAGE

                         Financial statements

                         Statements of changes in net assets
                         IDS California Tax-Exempt Trust
                         IDS Special Tax-Exempt Series Trust

_____________________________________________________________________________________________________________________________

                         Operations and distributions
_____________________________________________________________________________________________________________________________

                                                       California Tax-Exempt Fund           Massachusetts Tax-Exempt Fund

                                                 Six months ended          Year ended    Six months ended          Year ended
                                                         12/31/95             6/30/95            12/31/95             6/30/95
                                                      (Unaudited)                             (Unaudited)
_____________________________________________________________________________________________________________________________

Investment income -- net                             $  6,512,736        $ 14,306,975         $ 1,894,779         $ 3,941,356
Net realized gain (loss) on investments                 2,043,150          (4,035,813)            428,334          (1,258,540)
Net change in unrealized appreciation or depreciation   9,022,663           4,486,171           2,905,054           1,474,819
_____________________________________________________________________________________________________________________________

Net increase in net assets resulting
   from operations                                     17,578,549          14,757,333           5,228,167           4,157,635
_____________________________________________________________________________________________________________________________

Distributions to shareholders from:
   Net investment income
     Class A                                           (6,445,860)        (14,290,556)         (1,823,395)         (3,926,867)
     Class B                                              (67,957)            (16,509)            (65,039)            (14,479)
     Class Y                                                  (29)                (11)                (29)                (10)
   Net realized gain on securities
     Class A                                           (1,353,174)                 --                  --                  --
     Class B                                              (20,647)                 --                  --                  --
     Class Y                                                   (6)                 --                  --                  --
_____________________________________________________________________________________________________________________________

Total distributions                                    (7,887,673)        (14,307,076)         (1,888,463)         (3,941,356)
_____________________________________________________________________________________________________________________________

                         Share transactions (Note 4)
_____________________________________________________________________________________________________________________________

Proceeds from sales
   Class A shares (Note 2)                             11,662,959          22,693,617           5,430,762          10,352,839
   Class B shares                                       1,877,364           2,091,151           2,181,007           1,991,573
   Class Y shares                                              --               1,020                  --               1,021
Reinvestment of distributions at net asset value
   Class A shares                                       5,588,919           9,854,175           1,424,719           3,023,192
   Class B shares                                          78,727              13,558              55,017              12,005
   Class Y shares                                              35                  11                  28                  10
Payments for redemptions
   Class A shares                                     (18,479,054)        (48,910,065)         (6,109,914)        (17,395,360)
   Class B shares (Note 2)                               (316,363)            (27,600)           (258,028)           (137,393)
_____________________________________________________________________________________________________________________________
Increase (decrease) in net assets from
   share transactions                                     412,587         (14,284,133)          2,723,591          (2,152,113)
_____________________________________________________________________________________________________________________________

Total increase (decrease) in net assets                10,103,463         (13,833,876)          6,063,295          (1,935,834)

Net assets at beginning of period                    241,362,880         255,196,756          70,112,748          72,048,582
_____________________________________________________________________________________________________________________________

Net assets at end of period
    (including undistributed net investment income
    of $1,551 and $2,661 for IDS California, and
    $6,316 and $0 for IDS Massachusetts)             $251,466,343        $241,362,880         $76,176,043         $70,112,748
_____________________________________________________________________________________________________________________________

See accompanying notes to financial statements.

PAGE
                         Financial statements

                         Statements of changes in net assets
                         IDS California Tax-Exempt Trust
                         IDS Special Tax-Exempt Series Trust
_____________________________________________________________________________________________________________________________

                         Operations and distributions
______________________________________________________________________________________________________________________________

                                                         Michigan Tax-Exempt Fund               Minnesota Tax-Exempt Fund

                                                 Six months ended          Year ended    Six months ended          Year ended
                                                         12/31/95             6/30/95            12/31/95             6/30/95
                                                      (Unaudited)                             (Unaudited)
______________________________________________________________________________________________________________________________
Investment income -- net                              $ 2,169,137         $ 4,389,687        $ 11,572,488        $ 23,929,961
Net realized gain (loss) on investments                   750,446            (518,081)          2,804,924          (9,227,466)
Net change in unrealized appreciation or depreciation   3,449,171           1,141,073          14,586,233          10,495,908
_____________________________________________________________________________________________________________________________

Net increase in net assets resulting
   from operations                                      6,368,754           5,012,679          28,963,645          25,198,403
_____________________________________________________________________________________________________________________________

Distributions to shareholders from:
   Net investment income
     Class A                                           (2,137,023)         (4,384,843)        (11,412,215)        (23,900,319)
     Class B                                              (32,281)             (4,833)           (160,111)            (29,555)
     Class Y                                                  (29)                (11)                (30)                (11)
   Net realized gain
     Class A                                           (1,011,041)            (36,289)           (300,980)                 --
     Class B                                              (21,404)                 --              (6,714)                 --
     Class Y                                                  (13)                 --                  --                  --
_____________________________________________________________________________________________________________________________
Total distributions                                    (3,201,791)         (4,425,976)        (11,880,050)        (23,929,885)
_____________________________________________________________________________________________________________________________

                         Share transactions (Note 4)
_____________________________________________________________________________________________________________________________

Proceeds from sales
   Class A shares (Note 2)                              4,088,140          12,053,759          20,657,321          57,985,486
   Class B shares                                         705,093             997,872           5,180,916           4,124,509
   Class Y shares                                              --               1,020                  --               1,020
Reinvestment of distributions at net asset value
   Class A shares                                       2,414,960           3,277,481           9,462,175          18,880,977
   Class B shares                                          46,945               4,262             146,521              24,745
   Class Y shares                                              42                  11                  30                  11
Payment for redemptions
   Class A shares                                      (4,864,892)        (15,101,862)        (34,062,564)        (83,747,345)
   Class B shares (Note 2)                                (40,742)             (3,353)           (276,685)            (36,354)
_____________________________________________________________________________________________________________________________

Increase (decrease) in net assets from
   share transactions                                   2,349,546           1,229,190           1,107,714          (2,766,951)
______________________________________________________________________________________________________________________________

Total increase (decrease) in net assets                 5,516,509           1,815,893          18,191,309          (1,498,433)

Net assets at beginning of period                     78,498,707          76,682,814          406,892,198        408,390,631
_____________________________________________________________________________________________________________________________

Net assets at end of period
    (including undistributed net investment income
    of $2,002 and $2,198 for IDS Michigan, and
    $10,824 and $10,692 for IDS Minnesota)            $84,015,216         $78,498,707        $425,083,507        $406,892,198
_____________________________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE
                         Financial statements

                         Statements of changes in net assets
                         IDS California Tax-Exempt Trust
                         IDS Special Tax-Exempt Series Trust
_____________________________________________________________________________________________________________________________

                         Operations and distributions
_____________________________________________________________________________________________________________________________

                                                         New York Tax-Exempt Fund                   Ohio Tax-Exempt Fund

                                                 Six months ended          Year ended    Six months ended          Year ended
                                                         12/31/95             6/30/95            12/31/95             6/30/95
                                                       (Unaudited)                             (Unaudited)
_____________________________________________________________________________________________________________________________
Investment income -- net                             $  3,407,388        $  7,058,619          $1,991,640         $ 4,061,670
Net realized gain (loss) on investments                   840,814          (2,824,160)             24,545          (1,262,593)
Net change in unrealized appreciation or depreciation   4,024,707           1,994,739           3,269,084           1,448,594
_____________________________________________________________________________________________________________________________

Net increase in net assets resulting
   from operations                                      8,272,909           6,229,198           5,285,269           4,247,671
_____________________________________________________________________________________________________________________________

Distributions to shareholders from:
   Net investment income
     Class A                                           (3,334,799)         (7,042,080)         (1,931,264)         (4,092,348)
     Class B                                              (72,531)            (16,527)            (24,492)             (5,227)
     Class Y                                                  (30)                (12)                (28)                (11)
   Net realized gain
    Class A                                                    --                  --            (133,990)                 --
    Class B                                                    --                  --              (3,014)                 --
    Class Y                                                    --                  --                  (2)                 --
_____________________________________________________________________________________________________________________________

Total distributions                                    (3,407,360)         (7,058,619)         (2,092,790)         (4,097,586)
_____________________________________________________________________________________________________________________________

                         Share transactions (Note 4)
_____________________________________________________________________________________________________________________________

Proceeds from sales
   Class A shares (Note 2)                              4,622,404          16,050,177           3,254,777          12,347,956
   Class B shares                                       2,051,227           1,923,002             980,279             715,678
   Class Y shares                                              --               1,020                  --               1,020
Reinvestment of distributions at net asset value
   Class A shares                                       2,693,858           5,362,620           1,630,433           3,162,750
   Class B shares                                          67,491              12,791              24,325               3,706
   Class Y shares                                              30                  12                  30                  11
Payments for redemptions
   Class A shares                                      (7,748,169)        (21,072,998)         (4,954,476)        (14,135,624)
   Class B shares (Note 2)                               (199,127)            (22,313)            (45,534)                (21)
_____________________________________________________________________________________________________________________________

Increase in net assets from
   share transactions                                   1,487,714           2,254,311             889,834           2,095,476
_____________________________________________________________________________________________________________________________

Total increase in net assets                            6,353,263           1,424,890           4,082,313           2,245,561

Net assets at beginning of period                    121,583,522         120,158,632           74,080,496         71,834,935
_____________________________________________________________________________________________________________________________

Net assets at end of period
    (including undistributed net investment income
    of $28 and $0 for IDS New York, and $488
    and $(35,368) for IDS Ohio)                      $127,936,785        $121,583,522         $78,162,809         $74,080,496
_____________________________________________________________________________________________________________________________

See accompanying notes to financial statements.

/TABLE

PAGE



Notes to financial statements

IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
(Unaudited as to Dec. 31, 1995)
______________________________________________________________________________
1. Summary of significant accounting policies

IDS California Tax-Exempt Trust and IDS Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. IDS California Tax-Exempt Trust includes only IDS California Tax-Exempt Fund. IDS Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund, IDS New York Tax-Exempt Fund, IDS Ohio Tax-Exempt Fund and IDS Insured Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended).

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds, excluding IDS Insured Tax-Exempt Fund, concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares, which each Fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, which each Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Funds are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, each Fund may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that each Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that each Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that each Fund pays a premium whether or not the option is exercised. Each Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Each Fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, each Fund may buy and sell interest rate futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, each Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by each Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Each Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

Since each Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend at the end of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

At Dec. 31, 1995, AEFC owned 202 Class Y shares for IDS California, 197 for IDS Massachusetts, 195 for IDS Michigan, 201 for IDS Minnesota, 203 for IDS New York and 197 for IDS Ohio tax-exempt funds.
______________________________________________________________________________
2. Expenses and sales charges

Effective March 20, 1995, when each Fund began offering multiple classes of shares, each Fund entered into agreements with American Express Financial Corporation for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

Under an Administrative Services Agreement, each Fund pays AEFC for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. Each Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15.50
o Class B $16.50
o Class Y $15.50

Also effective March 20, 1995, each Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, each Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of each Fund's average daily net assets attributable to Class A and Class B shares.

American Express Financial Corporation will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing the Funds' shares for the six months ended Dec. 31, 1995, are as follows:
                            Class A            Class B
IDS California             $383,722            $4,852
IDS Massachusetts           136,301                33
IDS Michigan                112,279               390
IDS Minnesota               544,054             3,815
IDS New York                123,478             1,878
IDS Ohio                     88,560                --

During the six months ended Dec. 31, 1995, the Funds' custodian and transfer agency fees were reduced by $9,772 for IDS California, $1,787 for IDS Massachusetts, $6,046 for IDS Michigan, $15,464 for IDS Minnesota, $2,221 for IDS New York and $8,031 for IDS Ohio tax-exempt funds as a result of earnings credits from overnight cash balances.

Each Fund also has a retirement plan for its independent board members. Upon retirement, board members receive monthly payments equal to one-half of the retainer fee for as many months as they served as board members up to 120 months. There are no death benefits. The plan is not funded, but each Fund recognizes the cost of payments during the time the board members serve on the board. The retirement plan expense amounted to $1,109 for IDS Massachusetts, $1,117 for IDS Michigan, $1,109 for IDS New York and $1,160 for IDS Ohio tax-exempt funds for the six months ended Dec. 31, 1995.
______________________________________________________________________________
3. Securities transactions

For the six months ended Dec. 31, 1995, cost of purchases and proceeds from sales (other than short-term obligations) aggregated $18,187,491 and $19,686,507 for IDS California, $4,358,733 and $565,300 for IDS Massachusetts, $17,788,323 and $15,261,473 for IDS Michigan, $19,799,203 and $18,264,877 for
IDS Minnesota, $5,913,436 and $2,918,520 for IDS New York and $12,280,047 and $11,348,991 for IDS Ohio tax-exempt funds. Realized gains and losses are determined on an identified cost basis.

4. Share transactions

Transactions in shares of each Fund for the periods indicated are as follows:


                             California Tax-Exempt Fund

                              Six months ended Dec. 31, 1995

                         Class A       Class B        Class Y
_______________________________________________________________
Sold                   2,225,194       360,953             --
Issued for reinvested  1,064,286        14,954              6
  distributions
Redeemed              (3,537,501)      (60,960)            --
_______________________________________________________________
Net increase
  (decrease)            (248,021)      314,947              6
_______________________________________________________________

                              Year ended June 30, 1995

                         Class A       Class B*       Class Y*
_______________________________________________________________
Sold                   4,428,851       399,282             194
Issued for reinvested  1,929,797         2,588               2
  distributions
Redeemed              (9,662,241)       (5,232)             --
_______________________________________________________________
Net increase
  (decrease)          (3,303,593)      396,638             196
_______________________________________________________________
*Inception date was March 20, 1995.

                            Massachusetts Tax-Exempt Fund

                            Six months ended Dec. 31, 1995

                         Class A       Class B        Class Y
_______________________________________________________________
Sold                   1,013,389       407,200             --
Issued for reinvested    265,917        10,238              5
  distributions
Redeemed              (1,139,288)      (48,211)            --
_______________________________________________________________
Net increase             140,018       369,227              5
_______________________________________________________________

                            Year ended June 30, 1995

                         Class A       Class B*       Class Y*
_______________________________________________________________
Sold                   1,986,963       373,441             190
Issued for reinvested    581,883         2,245               2
  distributions
Redeemed              (3,369,135)      (25,777)             --
_______________________________________________________________
Net increase (decrease) (800,289)      349,909             192
_______________________________________________________________
*Inception date was March 20, 1995.


                            Michigan Tax-Exempt Fund

                            Six months ended Dec. 31, 1995

                         Class A       Class B        Class Y
________________________________________________________________
Sold                     746,276       128,509              --
Issued for reinvested    439,519         8,481               8
  distributions
Redeemed                (888,372)       (7,372)             --
________________________________________________________________
Net increase             297,423       129,618               8
________________________________________________________________

                            Year ended June 30, 1995

                         Class A       Class B*       Class Y*
________________________________________________________________
Sold                   2,295,997       183,169             185
Issued for reinvested    615,732           779               2
  distributions
Redeemed              (2,849,810)         (615)             --
________________________________________________________________
Net increase              61,919       183,333             187
________________________________________________________________
*Inception date was March 20, 1995.

                            Minnesota Tax-Exempt Fund

                            Six months ended Dec. 31, 1995

                         Class A       Class B        Class Y
_________________________________________________________________
Sold                      3,909,130      982,092           --
Issued for reinvested     1,794,576       27,700            6
  distributions
Redeemed                 (6,454,154)     (52,124)           --
_________________________________________________________________
Net increase
  (decrease)               (750,448)     957,668            6
_________________________________________________________________


                            Year ended June 30, 1995

                         Class A       Class B*       Class Y*
_________________________________________________________________
Sold                  11,298,321       785,048             193
Issued for reinvested  3,679,693         4,700               2
  distributions
Redeemed             (16,502,683)       (6,917)             --
_________________________________________________________________
Net increase
  (decrease)          (1,524,669)      782,831             195
_________________________________________________________________
*Inception date was March 20, 1995.


                             New York Tax-Exempt Fund

                           Six months ended Dec. 31, 1995

                         Class A       Class B        Class Y
_________________________________________________________________
Sold                     894,801       398,204             --
Issued for reinvested    522,165        13,052              6
  distributions
Redeemed              (1,498,183)      (38,395)            --
_________________________________________________________________
Net increase
 (decrease)              (81,217)      372,861              6
_________________________________________________________________

                            Year ended June 30, 1995

                         Class A       Class B*       Class Y*
_________________________________________________________________
Sold                   3,164,808       371,486             195
Issued for reinvested  1,057,342         2,472               2
  distributions
Redeemed              (4,176,540)       (4,318)             --
__________________________________________________________________
Net increase              45,610       369,640             197
__________________________________________________________________
*Inception date was March 20, 1995.



                              Ohio Tax-Exempt Fund

                            Six months ended Dec. 31, 1995

                         Class A       Class B        Class Y
________________________________________________________________
Sold                      605,140       181,327        --
Issued for reinvested     303,724         4,513         6
  distributions
Redeemed                 (922,053)       (8,553)       --
________________________________________________________________
Net increase (decrease)  (13,189)       177,287         6
________________________________________________________________

                            Year ended June 30, 1995

                         Class A       Class B*       Class Y*
________________________________________________________________
Sold                   2,368,379       133,660             189
Issued for reinvested    604,956           691               2
  distributions
Redeemed              (2,726,424)           (4)             --
________________________________________________________________
Net increase             246,911       134,347             191
________________________________________________________________
*Inception date was March 20, 1995.

5. Interest rate futures contracts

Investments in securities at Dec. 31, 1995, included securities valued at $6,037,275 for IDS California, $2,178,450 for IDS Massachusetts, $2,204,230 for IDS Michigan, $5,382,200 for IDS Minnesota, $5,410,430 for IDS New York and $1,610,290 for IDS Ohio tax-exempt funds that were pledged as collateral to cover initial margin deposits on 165, 45, 50, 270, 95 and 48 open purchase contracts, respectively. The market value of the open contracts at Dec. 31, 1995, was $19,993,781 for IDS California, $5,452,969 for IDS Massachusetts, $6,058,563 for IDS Michigan, $32,717,375 for IDS Minnesota, $11,511,531 for
IDS New York and $5,816,500 for IDS Ohio tax-exempt funds with a net realized gain of $221,935 for IDS California, $42,891 for IDS Massachusetts, $48,001 for IDS Michigan, $257,255 for IDS Minnesota, $126,997 for IDS New York and $45,776 for IDS Ohio tax-exempt funds.

The Funds maintain, in a segregated account with its custodian, advanced refunded bonds with at least a market value equal to the value of these open long futures contracts. Advanced refunded bonds are highly liquid, usually covered by government securities, which will be refunded at the bond's first call date.

6. Capital loss carryover

For federal income tax purposes, capital loss carryovers were approximately $73,000 for IDS Massachusetts, and $114,000 for IDS Ohio tax-exempt funds at Dec. 31, 1995. These capital loss carryovers will expire in 1997 through 2004 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains for a fund until the respective capital loss carryover has been offset or expires.

PAGE
IDS California Tax-Exempt Trust
IDS California Tax-Exempt Fund
______________________________________________________________________________
7. Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*

                                               Class A
                           1995**    1995    1994    1993    1992    1991

Net asset value,            $5.16   $5.13   $5.41   $5.18   $4.94   $4.89
beginning of period
                           Income from investment operations:
Net investment income         .14     .30     .31     .30     .31     .32

Net gains (losses)            .23     .03    (.28)    .23     .24     .05
(both realized
and unrealized)

Total from investment         .37     .33     .03     .53     .55     .37
operations
                           Less distributions:
Dividends from net          (.14)    (.30)   (.31)   (.30)   (.31)   (.32)
investment income

Distributions from          (.03)      --      --      --      --      --
realized gains

Total distributions         (.17)    (.30)   (.31)   (.30)   (.31)   (.32)

Net asset value,            $5.36   $5.16   $5.13   $5.41   $5.18   $4.94
end of period
                           Ratios/supplemental data
                             1995    1995    1994    1993    1992    1991

Net assets, end of period    $248    $239    $255    $261    $222    $185
(in millions)

Ratio of expenses to        .75%+    .65%    .61%    .63%    .64%    .60%
average daily net assets

Ratio of net income        5.38%+    5.89%  5.67%   5.78%   6.16%   6.51%
to average daily net assets

Portfolio turnover rate        8%     48%     27%      5%      7%     23%
(excluding short-term
securities)

Total return++               7.5%    6.5%    0.4%   10.8%   11.4%    7.7%

                    *For a share outstanding throughout the period. Rounded to the nearest cent.
                   **Six months ended Dec. 31, 1995 (Unaudited).
                    +Adjusted to an annual basis.
                   ++Total return does not reflect payment of a sales charge.
/TABLE

PAGE
IDS California Tax-Exempt Trust
IDS California Tax-Exempt Fund
______________________________________________________________________________
Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*
                               Class B            Class Y
                           1995*** 1995**      1995***     1995**
Net asset value,            $5.16   $5.21           $5.15   $5.22
beginning of period
                           Income from investment operations:
Net investment income         .12     .09             .15     .08

Net gains (losses)            .23   (.05)             .26    (.07)
(both realized
and unrealized)
Total from investment         .35     .04             .41     .01
operations
                           Less distributions:
Dividends from net          (.12)   (.09)           (.15)    (.08)
investment income

Distributions from          (.03)      --           (.03)      --
realized gains

Total distributions         (.15)   (.09)           (.18)   (.08)

Net asset value,            $5.36   $5.16           $5.38   $5.15
end of period
                           Ratios/supplemental data

                          1995***  1995**      1995***     1995**

Net assets, end of period      $4      $2         $ --       $ --
(in millions)

Ratio of expenses to       1.51%+  1.51%+           .58%+     .54%+
average daily net assets

Ratio of net income        4.56%+  4.87%+          5.60%+    5.92%+
to average daily net assets

Portfolio turnover rate        8%     48%              8%     48%
(excluding short-term
securities)

Total return++               7.1%    0.8%            7.6%    0.2%

                    *For a share outstanding throughout the period.  Rounded to the nearest cent.
                   **Inception date was March 20, 1995 for Class B and Class Y. Significant shareholder activity began
                     March 21, 1995 for Class B and March 28, 1995 for Class Y.
                  ***Six months ended Dec. 31, 1995 (Unaudited).
                    +Adjusted to an annual basis.
                   ++Total return does not reflect payment of a sales charge.

PAGE
IDS Special Tax-Exempt Series Trust
IDS Massachusetts Tax-Exempt Fund
______________________________________________________________________________
Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*

                                               Class A
                        1995**       1995    1994    1993    1992    1991
Net asset value,         $5.27      $5.24   $5.49   $5.20   $4.96   $4.88
beginning of period
                           Income from investment operations:
Net investment income      .14        .30     .30     .30     .31     .32

Net gains (losses)         .25        .03   (.25)     .29     .24     .08
(both realized
and unrealized)

Total from investment      .39        .33     .05     .59     .55     .40
operations
                           Less distributions:
Dividends from net        (.14)      (.30)  (.30)    (.30)   (.31)   (.32)
investment income

Net asset value,         $5.52      $5.27   $5.24   $5.49   $5.20   $4.96
end of period
                           Ratios/supplemental data
                          1995**     1995    1994    1993    1992    1991

Net assets, end of period  $72        $68     $72     $64     $44     $27
(in millions)

Ratio of expenses to       .82%+      .72%   .69%    .72%    .72%    .69%
average daily net assets

Ratio of net income       5.28%+     5.74%  5.40%   5.57%   6.05%   6.53%
to average daily net assets

Portfolio turnover rate      1%       16%      6%      0%      2%     16%
(excluding short-term
securities)

Total return++             7.4%      6.5%    0.9%   11.5%   11.4%    8.5%

                         *For a share outstanding throughout the period. Rounded to the nearest cent.
                        **Six months ended Dec. 31, 1995 (Unaudited).
                         +Adjusted to an annual basis.
                        ++Total return does not reflect payment of a sales charge.
/TABLE

PAGE
IDS Special Tax-Exempt Series Trust
IDS Massachusetts Tax-Exempt Fund
______________________________________________________________________________
Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*
                              Class B               Class Y
                          1995***  1995**      1995***     1995**

Net asset value,            $5.27   $5.31        $5.28      $5.32
beginning of period
                           Income from investment operations:
Net investment income         .12     .09          .15        .08

Net gains (losses)            .25    (.04)         .26       (.04)
(both realized
and unrealized)

Total from investment         .37     .05          .41        .04
operations
                           Less distributions:
Dividends from net           (.12)  (.09)         (.15)      (.08)
investment income

Net asset value,            $5.52   $5.27        $5.54      $5.28
end of period
                           Ratios/supplemental data
                          1995***  1995**      1995***     1995**
Net assets, end of period      $4    $2            $--        $--
(in millions)

Ratio of expenses to         1.58%+  1.59%+       .58%+       .54%+
average daily net assets

Ratio of net income          4.49%+  4.83%+       5.58%+     5.91%+
to average daily net assets

Portfolio turnover rate         1%     16%           1%       16%
(excluding short-term
securities)

Total return++                7.0%    0.9%         7.5%      0.9%

                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                         **Inception date was March 20, 1995 for Class B and Class Y. Significant shareholder activity began March 23, 1995 for Class B and March 28, 1995 for Class Y.
                        ***Six months ended Dec. 31, 1995 (Unaudited).
                          +Adjusted to an annual basis.
                         ++Total return does not reflect payment of a sales charge.

IDS Special Tax-Exempt Series Trust
IDS Michigan Tax-Exempt Fund
______________________________________________________________________________
Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*

                                               Class A
                        1995**       1995    1994    1993    1992    1991
Net asset value,       $5.39        $5.35   $5.60   $5.31   $5.04   $4.96
beginning of period
                           Income from investment operations:
Net investment income    .15          .30     .31     .31     .32     .32

Net gains (losses)       .28          .05   (.25)     .29     .27     .08
(both realized
and unrealized)

Total from investment    .43          .35     .06     .60     .59     .40
operations
                           Less distributions:
Dividends from net      (.15)        (.31)  (.31)    (.31)   (.32)   (.32)
investment income

Distributions from      (.07)          --      --      --      --      --
realized gains

Total distributions     (.22)        (.31)  (.31)    (.31)   (.32)   (.32)

Net asset value,       $5.60        $5.39   $5.35   $5.60   $5.31   $5.04
end of period
                           Ratios/supplemental data
                           1995**    1995    1994    1993    1992    1991

Net assets, end of period  $82        $78     $77     $72     $55     $41
(in millions)

Ratio of expenses to      .81%+      .70%    .65%    .68%    .67%    .67%
average daily net assets

Ratio of net income       5.40%+     5.71%  5.43%   5.64%   6.18%   6.45%
to average daily net assets

Portfolio turnover rate     19%       48%     16%      2%      0%      3%
(excluding short-term
securities)

Total return++              8.2%     6.6%    1.0%   11.6%   12.0%    8.3%
                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                          **Six months ended Dec. 31, 1995 (Unaudited).
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales charge.
/TABLE

PAGE
IDS Special Tax-Exempt Series Trust
IDS Michigan Tax-Exempt Fund
______________________________________________________________________________
Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*
                              Class B               Class Y
                          1995***  1995**      1995***     1995**
Net asset value,            $5.39  $5.43    $5.41           $5.45
beginning of period
                           Income from investment operations:
Net investment income         .13     .09     .15             .09

Net gains (losses)            .28   (.04)     .28            (.04)
(both realized
and unrealized)

Total from investment         .41     .05     .43             .05
operations
                           Less distributions:
Dividends from net          (.13)   (.09)   (.15)            (.09)
investment income

Distributions from           (.07)     --   (.07)              --
realized gains

Total distributions         (.20)   (.09)   (.22)            (.09)

Net asset value,            $5.60   $5.39   $5.62           $5.41
end of period
                           Ratios/supplemental data
                          1995***  1995**      1995***     1995**

Net assets, end of period   $2      $1       $ --            $ --
(in millions)

Ratio of expenses to       1.57%+  1.62%+   .58%+             .54%+
average daily net assets

Ratio of net income        4.65%+  4.89%+  5.57%+            5.91%+
to average daily net assets

Portfolio turnover rate    19%     48%        19%             48%
(excluding short-term
securities)

Total return++             7.8%      0.9%    8.2%            0.9%
                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                          **Inception date was March 20, 1995 for Class B and Class Y. Significant shareholder activity began March 23, 1995 for Class B and March 28, 1995 for Class Y.
                         ***Six months ended Dec. 31, 1995 (Unaudited).
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales charge.
/TABLE

PAGE
IDS Special Tax-Exempt Series Trust
IDS Minnesota Tax-Exempt Fund
______________________________________________________________________________
Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*

                                         Class A
                           1995**    1995    1994    1993    1992    1991
Net asset value,           $5.19    $5.16   $5.44   $5.22   $5.01   $4.95
beginning of period
                           Income from investment operations:
Net investment income        .15      .31     .31     .31     .33     .33

Net gains (losses)           .22      .03   (.28)     .22     .21     .06
(both realized
and unrealized)

Total from investment        .37      .34     .03     .53     .54     .39
operations
                           Less distributions:
Dividends from net          (.15)    (.31)  (.31)    (.31)   (.33)   (.33)
investment income

Net asset value,           $5.41    $5.19   $5.16   $5.44   $5.22   $5.01
end of period
                           Ratios/supplemental data
                           1995**    1995    1994    1993    1992    1991

Net assets, end of period    $416    $403    $408    $402    $313    $233
(in millions)

Ratio of expenses to        .76%+     .67%   .66%    .67%    .66%    .63%
average daily net assets

Ratio of net income        5.64%+    6.01%  5.73%   5.91%   6.43%   6.67%
to average daily net assets

Portfolio turnover rate        4%     28%     13%      2%      7%     10%
(excluding short-term
securities)

Total return++               7.2%    6.8%    0.4%   10.5%   11.0%    8.2%

                           *For a share outstanding throughout the period.  Rounded to the nearest cent.
                          **Six months ended Dec. 31, 1995 (Unaudited).
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales charge.

/TABLE

PAGE
IDS Special Tax-Exempt Series Trust
IDS Minnesota Tax-Exempt Fund
______________________________________________________________________________
Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*

                              Class B               Class Y
                          1995***  1995**         1995***  1995**
Net asset value,            $5.19   $5.24           $5.20   $5.25
beginning of period
                           Income from investment operations:
Net investment income         .13     .09             .16     .09

Net gains (losses)            .22    (.05)            .22    (.05)
(both realized
and unrealized)

Total from investment         .35     .04             .38     .04
operations
                           Less distributions:
Dividends from net           (.13)   (.09)           (.16)   (.09)
investment income


Net asset value,            $5.41   $5.19           $5.42   $5.20
end of period
                           Ratios/supplemental data

                          1995***  1995**         1995***  1995**

Net assets, end of period      $9      $4              --      --
(in millions)

Ratio of expenses to       1.52%+    1.27%+           .58%+   .54%+
average daily net assets

Ratio of net income        4.92%+    5.40%+          5.77%+  5.91%+
to average daily net assets

Portfolio turnover rate        4%     28%              4%     28%
(excluding short-term
securities)

Total return++               6.9%    0.8%            7.4%    0.8%
                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                          **Inception date was March 20, 1995 for Class B and Class Y. Significant shareholder activity began March 21, 1995 for Class B and March 28, 1995 for Class Y.
                         ***Six months ended Dec. 31, 1995 (Unaudited).
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales charge.
/TABLE

PAGE
IDS Special Tax-Exempt Series Trust
IDS New York Tax-Exempt Fund
______________________________________________________________________________
Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*

                                            Class A
                           1995**    1995    1994    1993    1992    1991
Net asset value,            $5.09   $5.12   $5.41   $5.13   $4.86   $4.80
beginning of period
                           Income from investment operations:
Net investment income         .15     .30     .30     .30     .31     .31

Net gains (losses)            .20    (.03)  (.29)     .28     .27     .06
(both realized
and unrealized)

Total from investment         .35     .27     .01     .58     .58     .37
operations
                           Less distributions:
Dividends from net          (.15)    (.30)  (.30)    (.30)   (.31)   (.31)
investment income

Net asset value,            $5.29   $5.09   $5.12   $5.41   $5.13   $4.86
end of period
                           Ratios/supplemental data
                           1995**    1995    1994    1993    1992    1991

Net assets, end of period    $124    $120    $120    1$117    $95     $79
(in millions)

Ratio of expenses to        .79%+     .70%   .65%    .67%    .67%    .65%
average daily net assets

Ratio of net income        5.52%+    6.00%  5.61%    5.79%   6.26%   6.53%
to average daily net assets

Portfolio turnover rate        2%     20%     10%      0%      8%     17%
(excluding short-term
securities)

Total return++               7.0%    5.5%    0.1%   11.6%   12.3%    8.2%
                           *For a share outstanding throughout the period.  Rounded to the nearest cent.
                          **Six months ended Dec. 31, 1995 (Unaudited).
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales charge.
/TABLE

PAGE
IDS Special Tax-Exempt Series Trust
IDS New York Tax-Exempt Fund
______________________________________________________________________________
Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*

                              Class B               Class Y
                          1995***  1995**         1995***  1995**
Net asset value,            $5.09   $5.17           $5.11   $5.17
beginning of period
                           Income from investment operations:
Net investment income         .13     .09             .15     .08

Net gains (losses)            .20    (.08)            .20    (.06)
(both realized
and unrealized)

Total from investment         .33     .01             .35     .02
operations
                           Less distributions:
Dividends from net          (.13)    (.09)          (.15)    (.08)
investment income

Net asset value,            $5.29   $5.09           $5.31   $5.11
end of period
                           Ratios/supplemental data

                          1995***  1995**         1995***  1995**

Net assets, end of period      $4   $2               $ --    $ --
(in millions)

Ratio of expenses to       1.55%+    1.59%+         .58%+     .54%+
average daily net assets

Ratio of net income        4.83%+    5.42%+        5.82%+    5.94%+
to average daily net assets

Portfolio turnover rate        2%     20%              2%     20%
(excluding short-term
securities)

Total return++               6.6%    0.2%            7.0%    0.4%
                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                          **Inception date was March 20, 1995 for Class B and Class Y. Significant shareholder activity began March 21, 1995 for Class B and March 28, 1995 for Class Y.
                         ***Six months ended Dec. 31, 1995 (Unaudited).
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales charge.
/TABLE

PAGE
IDS Special Tax-Exempt Series Trust
IDS Ohio Tax-Exempt Fund
______________________________________________________________________________
Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*

                                            Class A
                           1995**    1995    1994    1993    1992    1991
Net asset value,            $5.28   $5.26   $5.58   $5.28   $5.01   $4.94
beginning of period
                           Income from investment operations:
Net investment income         .14     .29     .30     .30     .31     .32

Net gains (losses)            .23     .03   (.32)     .31     .27     .07
(both realized
and unrealized)

Total from investment         .37     .32   (.02)     .61     .58     .39
operations
                           Less distributions:
Dividends from net          (.14)    (.30)  (.30)    (.30)   (.31)   (.32)
investment income

Distributions from          (.01)      --      --    (.01)     --      --
realized gains

Total distributions         (.15)    (.30)  (.30)    (.31)   (.31)   (.32)

Net asset value,            $5.50   $5.28   $5.26   $5.58   $5.28   $5.01
end of period
                           Ratios/supplemental data
                           1995**    1995    1994    1993    1992    1991
Net assets, end of period     $76     $73     $72     $65     $47     $33
(in millions)

Ratio of expenses to          .86%+  .71%    .66%    .67%    .70%    .68%
average daily net assets

Ratio of net income          5.29%+ 5.65%   5.44%   5.65%   6.14%   6.41%
to average daily net assets

Portfolio turnover rate       15%     45%     11%      0%      5%      2%
(excluding short-term
securities)

Total return++               7.2%    6.2%  (0.5%)   12.1%   11.9%    8.1%
                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                          **Six months ended Dec. 31, 1995 (Unaudited).
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales charge.
/TABLE

PAGE
IDS Special Tax-Exempt Series Trust
IDS Ohio Tax-Exempt Fund
______________________________________________________________________________
Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*
                              Class B               Class Y
                          1995***  1995**         1995***  1995**
Net asset value,            $5.28   $5.34           $5.28   $5.35
beginning of period
                           Income from investment operations:
Net investment income         .12     .09             .15     .08

Net gains (losses)            .23   (.06)             .23   (.07)
(both realized
and unrealized)

Total from investment         .35     .03             .38     .01
operations
                           Less distributions:
Dividends from net           (.12)  (.09)            (.15)  (.08)
investment income

Distributions from           (.01)     --            (.01)     --
realized gains

Total distributions          (.13)  (.09)            (.16)  (.08)

Net asset value,            $5.50   $5.28           $5.50   $5.28
end of period
                           Ratios/supplemental data
                          1995***  1995**      1995***     1995**
Net assets, end of period      $2      $1          $--        $--
(in millions)

Ratio of expenses to       1.56%+  1.66%+             .77%+ .54%+
average daily net assets

Ratio of net income        4.57%+  4.58%+          5.42%+  5.93%+
to average daily net assets

Portfolio turnover rate       15%     45%          15%        45%
(excluding short-term
securities)
Total return++               6.8%    0.6%            7.3%    0.2%
                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                          **Inception date was March 20, 1995 for Class B and Class Y. Significant shareholder activity began March 21, 1995 for Class B and March 28, 1995 for Class Y.
                         ***Six months ended Dec. 31, 1995 (Unaudited).
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales charge.
/TABLE

PAGE

                         Investments in securities

                         IDS California Tax-Exempt Fund                                      (Percentages represent value of
                         Dec. 31, 1995 (Unaudited)                                        investments compared to net assets)

____________________________________________________________________________________________________________________________
Municipal bonds (97.3%)
____________________________________________________________________________________________________________________________

Name of issuer and                                                          Coupon    Maturity     Principal        Value(a)
title of issue (b,c,d)                                                        rate        year        amount
_____________________________________________________________________________________________________________________________
Aliso Viejo Orange County District Community Facilities District #88-1
  Special Tax Bonds Series 1992A                                             7.35 %    2018    $ 3,000,000       $  3,558,300
Anaheim Public Finance Authority Revenue 2nd Series Electric Utilities
  San Juan (FGIC Insured)                                                    5.75      2022     11,100,000         11,322,333
Brea Redevelopment Agency Tax Allocation Refunding Bonds
  Redevelopment Project AB (MBIA Insured)                                    5.50      2017      1,800,000          1,793,142
Burbank Redevelopment Agency Tax Allocation Bonds Golden State Series 1992A  6.00      2013      1,500,000          1,509,945
Burbank Redevelopment Agency Tax Allocation Bonds Golden State Series 1993A  6.00      2023      2,000,000          1,986,480
Calaveras County Water District Certificate of Participation
  Refunding Revenue Bonds Water & Sewer System Improvement (AMBAC Insured)   5.25      2012      2,815,000          2,821,474
Chapman College Educational Facilities Authority Revenue Bonds
  Series 1989B                                                               7.50      2018        500,000            540,355
Chico Walker Senior Housing Insured Revenue Bonds The Lodge Series 1993A     5.70      2023      1,500,000          1,487,460
Clearlake Redevelopment Agency Highlands Park Community Development
  Tax Allocation Bonds Series 1993                                           6.40      2023      1,420,000          1,432,113
Eastern Municipal Water District Riverside County Water & Sewer
  Revenue Certificates of Participation Series 1991                          6.00      2023      1,000,000          1,022,390
Eastern Municipal Water District Riverside County Water & Sewer
  Pre-Refunded Revenue Certificates of Participation Series 1991
  (FGIC Insured)                                                             6.50      2020      3,000,000          3,382,170
El Camino Hospital District Hospital Pre-Refunded Revenue
  Certificate of Participation Series A                                      8.50      2017      1,500,000          1,642,770
Fontana Redevelopment Agency Refunding Certificate of Participation
  Police Facility Series 1993                                                5.625     2016      4,500,000          4,406,400
Fontana Unified School District Unlimited Tax General Obligation Bonds
  Zero Coupon Series C (FGIC Insured)                                        6.40      2020      3,470,000 (e)      3,105,719
Foothill-De Anza Community College Santa Clara County Refunding
  Certificate of Participation Series 1993 (Connie Lee Insured)              5.25      2021      1,675,000          1,631,115
Foothill/Eastern Transportation Corridor Agency Toll Road
  Senior Lien Revenue Bonds Series 1995A                                     6.00      2034      1,775,000          1,767,083
Garden Grove Agency Community Development Tax Allocation Refunding Bonds
  Garden Grove Community                                                     5.875     2023      3,000,000          2,997,630
Garden Grove Certificate of Participation Bahia Village/Emerald Isle
  (FSA Insured)                                                              5.70      2023      2,660,000          2,685,270
Huntington Beach Certificate of Participation Revenue Bonds
  Civic Center Refinancing (AMBAC Insured)                                   5.50      2016      1,715,000          1,694,094
Indian Wells Improvement Bonds Assessment District #13                       7.50      2008        370,000            381,274
Long Beach Harbor Revenue Bonds Series 1989A A.M.T.                          7.25      2019      7,000,000 (h)      7,549,990
Los Angeles Convention & Exhibition Center Pre-Refunded
  Certificate of Participation Series 1989A                                  7.00      2020      5,000,000          5,562,900
See accompanying notes to investments in securities.
Los Angeles Convention & Exhibition Center Pre-Refunded
  Certificate of Participation Series 1989A                                  7.30      2009      1,000,000          1,122,610
Los Angeles Convention & Exhibition Center Pre-Refunded
  Certificate of Participation Series 1989A                                  7.375     2018      2,900,000          3,262,848
Los Angeles County Certificate of Participation Disney Parking               5.50      2021      1,625,000          1,535,348
Los Angeles County Metropolitan Transportation Authority Sales Tax
  Revenue Bonds (AMBAC Insured)                                              5.00      2025        750,000            723,113
Los Angeles County Transportation Commission Sales Tax
  Refunding Revenue Bonds Series A                                           7.00      2019      4,150,000          4,520,097
Los Angeles County Transportation Commission Sales Tax
  Pre-Refunded Revenue Bonds Series A                                        8.00      2016      2,000,000          2,161,440
Los Angeles County Transportation Commission Sales Tax
  Pre-Refunded Revenue Bonds Series 1988A                                    7.875     2008        500,000            555,065
Los Angeles County Transportation Commission Sales Tax
  Refunding Revenue Bonds Series 1989A                                       7.40      2015      2,000,000          2,241,180
Los Angeles Department of Water & Power Electric Plant Revenue Bonds
  Series 1990                                                                7.125     2030      6,500,000          7,302,555
Los Angeles Department of Water & Power Waterworks Refunding Revenue Bonds
  Second Issue (Secondary FGIC Insured)                                      4.50      2018      3,000,000          2,709,330
Los Angeles International Airport Revenue Bonds Series D
  (FGIC Insured) A.M.T.                                                      5.50      2015      1,000,000          1,013,450
Los Angeles Multi-family Earthquake Rehabilitation Housing Revenue Bonds
  Series B (FNMA Insured) A.M.T.                                             5.85      2027      2,000,000          2,042,960
Los Angeles Multi-family Housing Revenue Bonds Park Parthenia
  Series 1986A (GNMA Insured) A.M.T.                                         7.40      2022      1,000,000          1,041,010
Los Angeles Single Family Home Mortgage Revenue Bonds Series 1991A
  (GNMA & FNMA Insured) A.M.T.                                               6.875     2025        810,000            845,826
Los Angeles State Building Authority Lease Pre-Refunded Revenue Bonds
  State Department of General Services Lease Series 1988A                    7.25      2006      3,000,000          3,263,640
Los Angeles State Building Authority Lease Pre-Refunded Revenue Bonds
  State Department of General Services Lease Series 1988A                    7.50      2011      1,500,000          1,639,560
Los Angeles State Harbor Revenue Bonds Escrowed to Maturity                  7.60      2018      1,000,000          1,159,920
Los Angeles Wastewater System Pre-Refunded Revenue Bonds Series 1987         8.125     2017      1,000,000          1,095,830
Los Angeles Wastewater System Refunding Revenue Bonds
  Series D (FGIC Insured)                                                    4.70      2017      1,000,000            935,120
Mayer Memorial Hospital District Insured Health Facility Revenue Bonds
  (California Mortgage Insured)                                              5.50      2013        950,000            928,112
Modesto Certificate of Participation Pre-Refunded Bonds Community Center     8.10      2015      1,000,000          1,095,390
Modesto Irrigation Certificate of Participation                              7.25      2015      2,000,000          2,089,320
Mount Diablo Hospital District Hospital Pre-Refunded Revenue Bonds
  Series 1990A (AMBAC Insured)                                               7.00      2017      3,000,000          3,430,350
North City West Community School Facility Authority Special Tax
  Refunding Bonds Series 1995B (CGIC Insured)                                5.75      2015      1,000,000          1,028,030
Northern California Public Power Authority Power Pre-Refunded Revenue Bonds
  Hydroelectric Series 1986B-3                                               8.00      2024      2,000,000          2,192,940
Northern California Public Power Authority Power Pre-Refunded Revenue Bonds
  Hydroelectric #1 Series 1986B-1                                            8.00      2024      2,100,000          2,302,587
Northern California Public Power Authority Refunding Revenue Bonds
  Geothermal #3 Series 1987A                                                 7.00      2007      3,325,000          3,426,546
Northern California Transmission Agency California-Oregon Transmission
  Pre-Refunded Revenue Bonds Series 1990A (MBIA Insured)                     7.00      2024      2,000,000          2,251,700
Northern California Transmission Revenue Linked Select Auction
  Variable Rate Security & Residual Interest Bonds (MBIA Insured)            5.50      2024      2,500,000 (g)      2,482,050
Novato Community Facility District #1 Vintage Oaks Public Improvement
  Special Tax Refunding Bonds                                                7.25      2021      2,000,000          2,123,920
Pleasanton Joint Powers Financing Authority Reassessment Revenue Bonds
  Series 1993A                                                               6.15      2012      1,950,000          2,017,314
Port of Oakland Revenue Bonds AMT Series 1989A (BIG Insured)                 7.60      2016        500,000            530,445
Rancho Cucamonga Redevelopment Agency 1990 Tax Allocation Pre-Refunded Bonds
  (MBIA Insured)                                                             7.125     2019      3,540,000          3,972,694
Rancho Mirage Joint Powers Finance Authority Certificate of Participation
  Eisenhower Memorial Hospital                                               7.00      2022      4,250,000          4,584,518
Redding Redevelopment Agency Tax Allocation Refunding Bonds
  Canby Hilltop Cypress Series D (CGIC Insured)                              5.00      2023      4,700,000          4,483,048
Richmond Joint Powers Financing Authority Leases and Gas Tax
  Refunding Revenue Bonds Series 1995A                                       5.25      2013      3,540,000          3,399,462
Sacramento Cogeneration Authority Cogeneration Revenue Bonds
  Procter & Gamble Series 1995                                               6.375     2010      1,000,000          1,048,640
Sacramento Municipal Utility District Series R                               6.00     2015-17    7,500,000          7,512,645
Sacramento Municipal Utility District Pre-Refunded Series V                  7.50      2018      2,775,000          3,020,588
Sacramento Municipal Utility District Pre-Refunded Series W                  7.50      2018      1,980,000          2,155,230
Sacramento Municipal Utility District Pre-Refunded Series Y (MBIA Insured)   6.75      2019      3,400,000          3,885,180
Sacramento Power Authority Cogeneration Revenue Bonds Series 1995            6.00      2022      1,000,000            997,760
San Diego County Capital Asset Lease Certificate of Participation
  Series 1993 Inverse Floater (AMBAC Insured)                                6.82      2007      3,200,000 (f)      3,472,000
San Diego Industrial Development Revenue Bonds San Diego Gas & Electric
  Series A                                                                   7.625     2021      1,000,000          1,035,560
San Diego Regional Transportation Commission Sales Tax
  Pre-Refunded Revenue Bonds Limited Tax Series 1989A                        6.25      2008      5,030,000          5,368,720
San Joaquin County Pre-Refunded Certificate of Participation
  Human Services Facility Series 1989 (BIG Insured)                          6.70      2009      3,500,000          3,854,515
San Joaquin County Certificate of Participation
  Jail & Sheriffs Operation Center (MBIA Insured)                            6.75      2015      2,000,000          2,228,400
San Jose Redevelopment Agency Merged Area Redevelopment Tax Allocation Bonds
  Series 1993 (MBIA Insured)                                                 4.75      2024      1,435,000          1,331,336
San Jose Redevelopment Agency Merged Area Tax Allocation Bonds
  Series 1993 Inverse Floater (MBIA Insured)                                 6.555     2014      3,000,000 (f)      3,048,750
San Mateo County Transit District Limited Tax Pre-Refunded Bonds
  Series 1990A (MBIA Insured)                                                6.50      2020      1,500,000          1,615,845
Santa Clara County Mountain View-Los Altos Union High School District
  Unlimited Tax General Obligation Bonds Series A                            5.75      2015      1,200,000          1,214,100
Santa Cruz Certificate of Participation                                      8.375     2007      1,220,000          1,312,610
Santa Rosa Sonoma County Wastewater Service Facility District
  Pre-Refunded Improvement Bonds Series 1989                                 7.80      2015      1,000,000          1,077,920
Southern California Home Financing Authority Single Family Mortgage
  Revenue Bonds 1990B (GNMA Insured) A.M.T.                                  7.75      2024        575,000            610,006
Southern California Public Power Authority Transmission
  Pre-Refunded Revenue Bonds Series 1986A                                    7.875     2018      1,500,000          1,577,280
Southern California Public Power Authority San Juan Revenue Bonds
  Series A (MBIA Insured)                                                    5.00      2020      1,250,000          1,199,400
Southern California Public Power Authority Transmission Special Linked Bonds 5.858     2012      2,700,000          2,805,435
Southern California Public Power Authority Transportation Bonds Series B     7.375     2021        400,000            416,820
South Tahoe Joint Powers Financing Authority Refunding Revenue Bonds
  Series 1995B                                                               6.25      2020      2,700,000         2,728,809
State Department Water Resources Water System Pre-Refunded Revenue Bonds
  Central Valley Series D                                                    7.70      2024      2,400,000          2,608,128
State Department Water Resource Water System Revenue Bonds
  Central Valley Project Series L                                            5.50      2023      3,000,000          2,970,270
State Education Facility Authority Revenue Bonds Pomona College              6.00      2017      3,000,000          3,110,940
State Health Facility Finance Authority Pre-Refunded Revenue Bonds
  St. Joseph Health System Series 1989A                                      6.90      2014      3,500,000 (h)      3,880,135
State Housing Finance Agency Home Mortgage Revenue Bonds Series 1986B        6.90      2016      1,990,000          2,042,695
State Pollution Control Finance Authority Pollution Control Revenue Bonds
  Southern California Edison Series 1988A A.M.T.                             6.90      2006      2,000,000          2,151,540
State Public Works Board Lease Revenue Bonds California Community Colleges
  Series 1994B                                                               7.00      2019      2,000,000          2,257,580
State Public Works Board University of California Lease
  Pre-Refunded Revenue Bonds Series 1990A                                    7.00      2015      2,250,000          2,559,870
State University Revenue Bonds San Jose State University Student Union
  Series B                                                                   7.60      2007        150,000            157,659
State Unlimited Tax General Obligation Bonds
  (Secondary FGIC Insured)                                                   4.75      2023      2,945,000          2,735,228
Statewide Community Development Authority Certificate of Participation
  Sutter Health Group (MBIA Insured)                                         5.50      2022      2,000,000          1,988,780
Statewide Community Development Authority Health Facilities Revenue Bonds
  Unihealth America Series 1993A Inverse Floater (AMBAC Insured)             7.215     2011      5,000,000 (f)      5,400,000
Statewide Community Development Authority Revenue
  Certificate of Participation St. Joseph Health System Group                6.50      2015      5,500,000          5,952,705
Stockton Single Family Mortgage Revenue Bonds
  Series 1990A (GNMA Insured) A.M.T.                                         7.50      2023        115,000            123,072
University of Southern California Educational Facilities Authority
  Pre-Refunded Revenue Bonds Series 1989B                                    6.75      2015      5,000,000          5,396,700
Upland Certificate of Participation Water System Refunding Bonds
  (FGIC Insured)                                                             6.60      2016      1,000,000          1,091,460
Vacaville Limited Obligation Improvement Bonds
  Water Rights Assessment District                                           8.00      2007        805,000            829,512
______________________________________________________________________________________________________________________________
Total municipal bonds
(Cost: $220,122,536)                                                                                             $244,563,558
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $220,122,536)(i)                                                                                          $244,563,558
_____________________________________________________________________________________________________________________________

PAGE
______________________________________________________________________________________________________________________________

Notes to investments in securities
_______________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:
                                                                                (Unaudited)
                       Rating                                             12-31-95         6-30-95
                       _____________________________________________________________________________
                       AAA                                                   58%             61%
                       AA                                                    19              16
                       A                                                     14              19
                       BBB                                                    6               3
                       BB and below                                           1               1
                       Non-rated                                              2              --
                       _____________________________________________________________________________
                       Total                                                100%            100%
                       _____________________________________________________________________________

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC      --  American Municipal Bond Association Corporation
    BIG        --  Bond Investors Guarantee
    CGIC       --  Capital Guaranty Insurance Company
    FGIC       --  Financial Guarantee Insurance Corporation
    FNMA       --  Federal National Mortgage Association
    FSA        --  Financial Security Assurance
    GNMA       --  Government National Mortgage Association
    MBIA       --  Municipal Bond Investors Assurance
(d) The following abbreviation is used in portfolio descriptions:
    A.M.T.     --  Alternative Minimum Tax -- As of Dec. 31, 1995, the value of securities subject to alternative minimum tax represented 6.3% of net assets.
(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1995. Inverse floaters in the aggregate represent 4.7% of the Fund's net assets as of Dec. 31, 1995.
(g) Interest rate varies to reflect current market conditions; rate shown is the effective rate on
    Dec. 31, 1995.
(h) Partially pledged as initial deposit on the following open interest rate futures contracts
    (see Note 5 to the financial statements):
    Type of security                             Notional amount
    Purchase contracts
    ____________________________________________________________
    Municipal Bonds Index March 1996                 $11,100,000
    U.S. Treasury Bonds March 1996                     5,400,000
    ____________________________________________________________
    Total                                            $16,500,000
    ____________________________________________________________
(i) At Dec. 31, 1995, the cost of securities for federal income tax purposes was approximately $219,949,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                    $24,616,000
    Unrealized depreciation                                        (1,000)
    ______________________________________________________________________
    Net unrealized appreciation                                $24,615,000
    ______________________________________________________________________
/TABLE

PAGE

                         Investments in securities

                         IDS Massachusetts Tax-Exempt Fund                                    (Percentages represent value of
                         Dec. 31, 1995 (Unaudited)                                        investments compared to net assets)
_____________________________________________________________________________________________________________________________

Municipal bonds (97.4%)
_____________________________________________________________________________________________________________________________

Name of issuer and title of issue (b,c,d)                                  Coupon    Maturity    Principal           Value(a)
                                                                             rate        year       amount
_____________________________________________________________________________________________________________________________
Bay Transit Authority Series A (Secondary CGIC Insured)                      5.50 %    2021     $  500,000         $  488,635
Bay Transportation Authority General Transportation System
  Refunding Bonds Series 1992B                                               6.20      2016      1,500,000          1,671,870
Boston City Hospital Refunding Revenue Bonds Series B (FHA Insured)          5.75      2023      3,000,000          2,989,560
Boston City Hospital Pre-Refunded Revenue Bonds Series A (FHA Insured)       7.625     2021      1,000,000          1,146,350
Boston General Obligation Bonds Series 1991A (MBIA Insured)                  6.75      2011        500,000            568,190
Boston General Obligation Refunding Bonds Series 1993A (AMBAC Insured)       5.65      2009      1,500,000 (e)      1,559,340
Boston Industrial Development Financing Authority Revenue Bonds
  Massachusetts College of Pharmacy Series 1993A (Connie Lee Insured)        5.25      2026      1,000,000            958,740
Boston Water & Sewer Commission General Pre-Refunded Revenue Bonds
  Senior Series 1991A (FGIC Insured)                                         7.00      2018      1,000,000          1,155,320
Boston Water & Sewer Commission General Subordinate Revenue Bonds Series A
  (MBIA Insured)                                                             6.00      2008        500,000            518,260
Boston Water & Sewer Commission Senior Revenue Bonds Series A                7.875     2013        365,000            384,086
Boston Water & Sewer Commission Senior Pre-Refunded Revenue Bonds Series A   7.875     2013        210,000            221,413
Commonwealth General Obligation Consolidated Loan Pre-Refunded Bonds
  Series 1990A (FGIC Insured)                                                7.25      2009        500,000            566,585
Greater Lawrence Sanitary District North Andover General Obligation Bonds    8.50      2005        570,000            598,449
Health & Educational Facilities Authority Refunding Revenue Bonds
  Beth Israel Hospital Series 1989E                                          7.00     2009-14      550,000            594,407
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems Series A (MBIA Insured)                           7.50      2008        500,000            554,430
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems Series C                                          5.90      2011      1,000,000            941,270
Health & Educational Facilities Authority Pre-Refunded Revenue Bonds
  Beverly Hospital Series D (MBIA Insured)                                   7.30      2019        400,000            448,620
Health & Educational Facilities Authority Revenue Bonds
  Boston College Series J (FGIC Insured)                                     6.625     2021      2,000,000          2,187,240
Health & Educational Facilities Authority Revenue Bonds
  Boston College Series K                                                    5.25      2023      1,000,000            975,830
Health & Educational Facilities Authority Revenue Bonds
  Brigham & Women's Hospital Series C                                        6.75      2021        500,000            535,795
Health & Educational Facilities Authority Revenue Bonds
  Brigham & Women's Hospital Series 1991D                                    6.75      2024      1,000,000          1,065,160
Health & Educational Facilities Authority Revenue Bonds
  Cape Cod Health System Series A (Connie Lee Insured)                       5.25      2021      2,500,000          2,417,450
Health & Educational Facilities Authority Revenue Bonds
  Charlton Memorial Hospital Series 1991B                                    7.25      2013      1,750,000          1,878,258
Health & Educational Facilities Authority Revenue Bonds
  Cooley Dickinson Hospital Issue (AMBAC Insured)                            5.50      2025      1,250,000          1,244,462

See accompanying notes to investments in securities.

Health & Educational Facilities Authority Revenue Bonds
  Holyoke Hospital Series B                                                  6.50      2015        500,000            501,885
Health & Educational Facilities Authority Pre-Refunded Revenue Bonds
  Lahey Clinic Medical Center Series A (MBIA Insured)                        7.625     2018        500,000            552,110
Health & Educational Facilities Authority Revenue Bonds
  Lahey Clinic Medical Center Series B (MBIA Insured)                        5.625     2015      1,500,000          1,511,520
Health & Educational Facilities Authority Revenue Bonds
  Melrose-Wakefield Hospital Series 1992B                                    6.375     2016      1,000,000          1,026,030
Health & Educational Facilities Authority Revenue Bonds
  Morton Hospital & Medical Center Series B (Connie Lee Insured)             5.25      2014      1,000,000            983,730
Health & Educational Facilities Authority Pre-Refunded Revenue Bonds
  Mount Auburn Hospital Series A (MBIA Insured)                              7.875     2018        205,000            227,577
Health & Educational Facilities Authority Revenue Bonds
  New England Deaconess Hospital Series 1992D                                6.625     2012      1,000,000          1,045,400
Health & Educational Facilities Authority Revenue Bonds
  Newton Wellesley Hospital Series 1991D (MBIA Insured)                      7.00      2015      1,000,000          1,115,580
Health & Educational Facilities Authority Pre-Refunded Revenue Bonds
  Northeastern University Series 1989C (AMBAC Insured)                       7.10      2006      1,000,000          1,109,420
Health & Educational Facilities Authority Pre-Refunded Revenue Bonds
  Northeastern University Series E (MBIA Insured)                            6.55      2022      1,000,000          1,097,330
Health & Educational Facilities Authority Revenue Bonds
  South Shore Hospital Series 1992D (MBIA Insured)                           6.50      2022      1,000,000          1,089,930
Health & Educational Facilities Authority Pre-Refunded Revenue Bonds
  Stonehill College Series 1990D (AMBAC Insured)                             7.70      2020      1,000,000          1,159,800
Health & Educational Facilities Authority Revenue Bonds
  Suffolk University Series B (Connie Lee Insured)                           6.35      2022      2,495,000          2,632,325
Health & Educational Facilities Authority Pre-Refunded Revenue Bonds
  Wentworth Institute of Technology Series A (AMBAC Insured)                 7.40      2010        750,000            855,772
Health & Educational Facilities Authority Revenue Bonds
  Valley Regional Health System Series C (Connie Lee Insured)                5.75      2018      1,000,000          1,015,760
Health & Educational Facilities Authority Revenue Bonds
  Wentworth Institute of Technology Series B (Connie Lee Insured)            5.50      2023      1,500,000          1,456,245
Industrial Finance Agency 1st Mortgage Pre-Refunded Revenue Bonds
  Berkshire Retirement Community at Lennox                                   9.875     2018        200,000            213,828
Industrial Finance Agency Pollution Control Refunding Revenue Bonds
  Eastern Edison Series 1993                                                 5.875     2008      2,000,000          2,009,180
Industrial Finance Agency Resource Recovery Revenue Bonds
  Ogden Haverhill Series 1986A (AMBAC Insured) A.M.T.                        7.375     2011        175,000            183,776
Industrial Finance Agency Resource Recovery Revenue Bonds
  SEMASS Series 1991A                                                        9.00      2015      1,500,000 (e)      1,658,670
Industrial Finance Agency Revenue Bonds Museum of Science Series 1989
  (FSA Insured)                                                              7.30      2009      1,000,000          1,130,400
Leominster General Obligation Bonds (MBIA Insured)                           7.50      2009      1,000,000          1,144,890
Lowell Limited Tax General Obligation State Qualified Refunding Bonds
  Series A (FSA Insured)                                                     5.50      2010        800,000            821,720
Mansfield General Obligation Bonds (AMBAC Insured)                           6.70      2011      1,000,000          1,109,190
Municipal Wholesale Electric Power Supply System Pre-Refunded Revenue Bonds
  Series 1992B                                                               6.75      2017      1,395,000          1,602,311
Municipal Wholesale Electric Power Supply System Refunding Revenue Bonds
  Series B (MBIA Insured)                                                    4.75      2011      1,750,000          1,666,875
Municipal Wholesale Electric Power Supply System Revenue Bonds
  Special Pars & Inflows (AMBAC Insured)                                     5.45      2018      1,600,000          1,573,520
Nantucket General Obligation Bonds                                           6.80      2011      1,000,000          1,108,880
New Bedford General Obligation Bonds Series 1995 (AMBAC Insured)             5.50      2015        700,000            709,037
North Andover General Obligation Bonds (MBIA Insured)                        7.35      2008        310,000            355,359
Port Authority Revenue Bonds Series 1990A
  (FGIC Insured) A.M.T.                                                      7.50      2020      1,000,000          1,128,290
Quincy Refunding Revenue Bonds Quincy Hospital Series 1993
  (FSA Insured)                                                              5.25      2016      1,000,000            980,540
Southeastern University Building Authority Refunding Revenue Bonds
  Series 1986A                                                               7.80      2016        100,000            103,367
Southeastern University Building Refunding Revenue Bonds Series A
  (AMBAC Insured)                                                            5.75      2016      1,250,000          1,283,438
Southeastern University Building Revenue Bonds                               7.80      2011        325,000            335,943
Southern Berkshire Regional School District Unlimited Tax
  General Obligation Pre-Refunded Bonds (AMBAC Insured)                      7.55      2010      1,000,000          1,147,880
State College Building Authority Pre-Refunded Revenue Bonds Series 1986A     7.125     2006        150,000            154,740
State College Building Authority Pre-Refunded Revenue Bonds Series 1986A     7.25      2016        250,000            258,002
State Education Loan Authority, Educational Loan Revenue Bonds
  Issue E Series B (AMBAC Insured) A.M.T.                                    6.00      2012      1,000,000          1,045,180
State General Obligation Consolidated Loan Bonds Series 1991A
  (FGIC Insured)                                                             6.00      2011      1,095,000          1,137,968
State Housing Finance Agency Single Family Housing Revenue Bonds
  Series 13 A.M.T.                                                           7.95      2023        485,000            515,157
State Housing Finance Authority Residential Development Bonds Series 1992A
  (FNMA Insured)                                                             6.875     2011      1,000,000          1,073,760
State Housing Finance Authority Single Family Mortgage Housing
  Revenue Bonds Series 4                                                     7.375     2014        430,000            447,690
State Housing Finance Authority Single Family Mortgage Housing
  Revenue Bonds Series 7 A.M.T.                                              8.10      2020        245,000            258,571
State Water Resource Authority Revenue Bonds Series A
  (Secondary MBIA Insured)                                                   5.50      2022      1,100,000          1,092,377
University of Lowell Building Authority Facilities Revenue Bonds
  4th Series A                                                               7.40      2007        125,000            135,010
University of Lowell Building Authority Facilities Revenue Bonds
  4th Series A                                                               7.60      2012         50,000             54,180
University of Massachusetts Building Authority Revenue Bonds Series A
  (FSA Insured)                                                              7.50      2014        500,000            548,015
University of Massachusetts Building Authority Revenue Bonds Series A
  Escrowed to Maturity                                                       7.50      2011        120,000            140,849
Water Resource Authority General Pre-Refunded Revenue Bonds Series 1990A     7.625     2014        500,000            574,855
Water Resource Authority General Pre-Refunded Revenue Bonds Series 1991A     6.50      2019      1,000,000          1,131,140
Water Resource Authority General Revenue Bonds Series 1993C                  5.25      2020      1,400,000          1,354,598
Worcester General Obligation Refunding Bonds Series 1995G (MBIA Insured)     5.30      2015      1,000,000            983,290
_____________________________________________________________________________________________________________________________
Total municipal bonds
(Cost: $68,304,612)                                                                                               $74,222,610
_____________________________________________________________________________________________________________________________

Short-term security (0.4%)
_____________________________________________________________________________________________________________________________
Issuer (d,f)                                                             Effective                  Amount           Value(a)
                                                                             yield              payable at
                                                                                                  maturity
_____________________________________________________________________________________________________________________________
Municipal note
State General Obligation V.R.D.B. Series B
  12-01-97                                                                   5.90%              $  300,000        $   300,000
_____________________________________________________________________________________________________________________________
Total short-term security
(Cost: $300,000)                                                                                                      300,000
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $68,604,612)(g)                                                                                            $74,522,610
_____________________________________________________________________________________________________________________________

PAGE
Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                                                (Unaudited)
    Rating                                                       12-31-95                          06-30-95
    _______________________________________________________________________________________________________
    AAA                                                             67%                               65%
    AA                                                               9                                11
    A                                                               16                                17
    BBB                                                              6                                 5
    BB and below                                                     2                                 2
    Non-rated                                                       --                                --
    _______________________________________________________________________________________________________
    Total                                                          100%                              100%
    _______________________________________________________________________________________________________

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC    -- American Municipal Bond Association Corporation
    CGIC     -- Capital Guaranty Insurance Company
    FGIC     -- Financial Guarantee Insurance Corporation
    FHA      -- Federal Housing Authority
    FNMA     -- Federal National Mortgage Association
    FSA      -- Financial Security Assurance
    MBIA     -- Municipal Bond Investors Assurance
(d) The following abbreviations are used in portfolio descriptions:
    A.M.T.   -- Alternative Minimum Tax - As of Dec. 31, 1995, the value of securities subject to alternative minimum tax represented 4.1% of net assets.
    V.R.D.B. -- Variable Rate Demand Bond
(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

                Type of security                          Notional amount

                Purchase contracts
                ________________________________________________________
                Municipal Bonds Index March 1996              $3,000,000
                U.S. Treasury Bonds March 1996                 1,500,000
                ________________________________________________________
                Total                                         $4,500,000
                ________________________________________________________

(f) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1995.
(g) At Dec. 31, 1995, the cost of securities for federal income tax purposes was approximately
    $68,547,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                         $6,015,000
    Unrealized depreciation                                                            (39,000)
    ___________________________________________________________________________________________
    Net unrealized appreciation                                                     $5,976,000
    ___________________________________________________________________________________________
/TABLE

PAGE

                         Investments in securities

                         IDS Michigan Tax-Exempt Fund                                        (Percentages represent value of
                         Dec. 31, 1995 (Unaudited)                                        investments compared to net assets)
_____________________________________________________________________________________________________________________________

Municipal bonds (98.6%)
_____________________________________________________________________________________________________________________________

Name of issuer and                                                           Coupon  Maturity     Principal          Value(a)
title of issue (b,c,d)                                                         rate      year        amount
_____________________________________________________________________________________________________________________________
Auburn Hills Limited Tax General Obligation Street Improvement Bonds         6.00 %    2004     $  200,000        $   209,496
Battle Creek Calhoun County Downtown Development Authority Bonds
  Series 1994                                                                7.65      2022      1,250,000          1,399,775
Battle Creek Water Supply System Pre-Refunded Revenue Bonds Series 1990B     6.375    2008-10    1,640,000          1,763,705
Buena Vista School District Saginaw County School Building & Site
  Unlimited Tax General Obligation Pre-Refunded Bonds Series 1991            7.20      2016      1,500,000          1,723,890
Charter Township of Redford Limited Tax General Obligation Bonds
  County of Wayne Series 1995 (MBIA Insured)                                 5.25      2016      1,450,000          1,449,884
Chelsea General Obligation Bonds (BIG Insured)                               8.20      2006        145,000            159,794
Chippewa Valley School Macomb County Qualified School Building Loan Fund
  Unlimited Tax General Obligation Bonds (FGIC Insured)                      5.00      2021      1,000,000            961,060
Comstock Park Public School Kent County Unlimited Tax
  General Obligation Pre-Refunded Bonds Series 1989                          6.00      2016        400,000            431,496
Comstock Park Public School Kent County Unlimited Tax
  General Obligation Pre-Refunded Bonds Series 1989                          6.875     2010        260,000            287,511
Detroit General Obligation Pre-Refunded Bonds Distributable State Aid
  Series 1989 (AMBAC Insured)                                                7.20      2009      1,000,000          1,113,870
Detroit Sewer Disposal Pre-Refunded Revenue Bonds                            8.00      2008        500,000            539,130
Detroit Sewer Disposal Revenue Bonds
  (FGIC Insured)                                                             5.70      2023      2,000,000          2,030,740
Detroit Sewer Disposal System Revenue Refunding Bonds
  Series 1995B (MBIA Insured)                                                5.25      2021      1,500,000          1,475,145
Detroit Unlimited Tax General Obligation Bonds Series A                      7.25      2009      1,000,000          1,109,930
Detroit Unlimited Tax General Obligation Bonds Series A                      8.625     2007        100,000            107,630
Detroit Unlimited Tax General Obligation Bonds Series 1988A                  7.875     2008        700,000            768,607
Detroit Unlimited Tax General Obligation Bonds Series 1995A                  6.80      2015      1,000,000          1,081,850
Detroit Water Supply System Pre-Refunded Revenue Bonds
  Series 1988 (MBIA Insured)                                                 7.875     2008        400,000            444,052
Detroit Water Supply System Refunding Revenue Bonds
  Series 1993 (FGIC Insured)                                                 5.00      2023      1,000,000            961,010
Dexter Community Schools Building Site & Refunding Unlimited Tax
  General Obligation Bonds                                                   5.00      2017      1,500,000          1,428,075
East Lansing School District School Building & Site Unlimited Tax
  General Obligation Bonds Series 1991                                       6.625     2014      1,000,000          1,090,110
Eastern Michigan University Pre-Refunded Revenue Bonds Residence Hall        7.80      2006        205,000            213,339
Eaton County Water System Limited Tax General Obligation Bonds (MBIA Insured)5.00      2013      2,200,000          2,149,972
Farmington Hills Hospital Finance Authority Revenue Bonds
  Botsford General Hospital Series 1992A (MBIA Insured)                      6.50      2022      1,500,000          1,629,600
Forest Hills School District Unlimited Tax General Obligation
  Pre-Refunded Bonds                                                         7.375     2015      1,000,000          1,131,740
Frenchtown Resort Drainage District Monroe County Drain
  Pre-Refunded Bonds Series 1987                                             7.50     2011-12      615,000            687,656

See accompanying notes to investments in securities.
Garden City School District Authority Pre-Refunded Revenue Bonds             7.80      2010        305,000            338,367
Grand Ledge Public Schools Unlimited Tax General Obligation
  Refunding Bonds Counties of Eaton, Clinton & Ionia
  Series 1995 (MBIA Insured)                                                 5.375     2024      2,000,000          1,981,160
Grand Rapids Tax Increment Revenue Bonds Series 1994 (MBIA Insured)          6.875     2024        380,000            433,481
Grand Rapids Water Supply System Improvement
  Pre-Refunded Revenue Bonds Series 1988                                     7.875     2018        700,000            765,562
Grand Rapids Water Supply System Improvement Pre-Refunded Revenue Bonds
  Series 1990 (FGIC Insured)                                                 7.25      2020      1,250,000          1,411,375
Hemlock Public School District Unlimited Tax General Obligation
  Refunding Bonds Counties of Saginaw & Midland
  Series 1996 (MBIA Insured)                                                 5.25      2021      1,000,000            979,350
Inkster School District Unlimited Tax General Obligation
  Pre-Refunded Bonds (AMBAC Insured)                                         7.00      2018        450,000            505,490
Iona Public Schools Unlimited Tax General Obligation Bonds (AMBAC Insured)   5.30      2025      1,000,000            979,520
Isoco County Water Supply System Limited Tax General Obligation Bonds
  (AMBAC Insured)                                                            5.50     2008-10      575,000            590,162
Jackson County Unlimited Tax General Obligation Refunding Bonds
  Series 1987                                                                6.75      2011        150,000            158,130
Kent County Airport Revenue Bonds A.M.T.                                     5.85      2011        875,000            902,659
Kent County Hospital Pre-Refunded Revenue Bonds Butterworth Hospital
  Series 1989A                                                               7.25      2013        500,000            554,385
Kent County Refuse Disposal System Limited Tax
  General Obligation Refunding Bonds Series 1987                             8.40      2010        150,000            164,837
Lake Orion School District General Obligation Bonds (AMBAC Insured)          5.50      2020      1,000,000          1,001,480
Marquette Hospital Finance Authority Refunding Revenue Bonds
  Marquette General Hospital Series 1989C                                    7.50     2007-19      825,000            904,398
Mason Public Schools Unlimited Tax General Obligation Bonds
  County of Ingham School Building & Site Bonds
  Series 1995 (FGIC Insured)                                                 5.40      2021      1,760,000          1,755,037
Monroe County Pollution Control Revenue Bonds Detroit Edison
  Fermi Plants Series 1990I (FGIC Insured) A.M.T.                            7.65      2020      1,000,000          1,134,850
Monroe County Pollution Control Revenue Bonds Detroit Edison
  Fermi 2 Plants Series CC (AMBAC Insured) A.M.T.                            7.50      2019      1,750,000          1,978,130
Muskegon Hospital Finance Authority Refunding Revenue Bonds Hackley Hospital
  Series 1988A                                                               8.00      2008        400,000            430,796
N.I.C.E. Community School District Unlimited Tax General Obligation Bonds
  (MBIA Insured)                                                             5.25      2020      2,100,000          2,065,833
Northville Public Schools Unlimited Tax General Obligation Bonds
  Series 1991B                                                               7.00      2008      1,500,000          1,676,955
Ovid-Elsie School District Unlimited Tax General Obligation Bonds
  (Secondary MBIA Insured)                                                   5.60      2021      1,000,000          1,009,110
Richmond Limited Obligation Refunding Revenue Bonds K mart Series A          6.625     2007        530,000            470,587
Rochester Hill Unlimited Tax General Obligation Bonds Series 1990A           6.00     2009-10      735,000            764,795
Rockford Public Schools Kent County Unlimited Tax
  General Obligation Pre-Refunded Bonds                                      7.375     2019      1,000,000          1,131,740
Romulus Township School District Unlimited Tax General Obligation
  Refunding Bonds (FGIC Insured)                                             5.75      2022      2,500,000          2,550,450
St. Louis Public Schools Unlimited Tax General Obligation
  Refunding Revenue Bonds Counties of Gratiot, Midland & Isabella
  Series 1995                                                                5.25      2024        755,000            742,912
Sandusky County School District General Obligation
  Refunding Bonds (AMBAC Insured)                                            5.25      2021        500,000            492,385
South Lake District Unlimited Tax General Obligation Bonds                   6.80      2010        355,000            400,788
State Building Authority Refunding Revenue Bonds Series 1991I                6.25      2020      2,200,000          2,337,038
State Hospital Finance Authority Hospital Pre-Refunded Revenue Bonds
  Detroit Medical Center Series 1988A                                        8.125     2012        310,000            346,087
State Hospital Finance Authority Hospital Pre-Refunded Revenue Bonds
  McLaren Obligated Group Series 1991A                                       7.50      2021      1,750,000          2,061,133
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Detroit Medical Center Series A                                            6.25      2013      1,200,000          1,230,408
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Detroit Medical Center Series 1988A                                        8.125     2012         90,000             98,793
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Detroit Medical Center Series 1988B                                        8.00      2008        500,000            556,665
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Sinai Hospital of Greater Detroit Series 1995                              6.70      2026      1,000,000          1,009,850
State Hospital Finance Authority Pre-Refunded Revenue Bonds
  Oakwood Hospital Group Series 1990A (FGIC Insured)                         7.10      2018      1,000,000          1,135,390
State Hospital Finance Authority Revenue Bonds Henry Ford Hospital
  Series 1990A                                                               7.00      2010      1,000,000          1,129,110
State Hospital Finance Authority Revenue Bonds
  Presbyterian Villages of Michigan Obligated Group Series 1995              6.50      2025      1,000,000            987,150
State Housing Development Authority Rental Housing
  Refunding Revenue Bonds Series B                                           5.70      2012      2,500,000          2,503,600
State Public Power Agency Belle River Refunding Revenue Bonds
  Series A                                                                   5.25      2018      1,000,000            979,560
State Strategic Fund Limited Tax Obligation Refunding Revenue Bonds
  Detroit Edison Series 1990BB (MBIA Insured)                                7.00      2008      1,000,000          1,195,040
State Strategic Fund Limited Tax Obligation Refunding Revenue Bonds
  Detroit Edison Series 1992BB (FGIC Insured)                                6.50      2016      1,500,000          1,628,775
State Strategic Fund Limited Tax Obligation Refunding Revenue Bonds
  Escrowed to Maturity Oxford Institute                                      7.875     2005        150,000            178,571
State Strategic Fund Limited Tax Obligation Refunding Revenue Bonds
  Ford Motor Series 1991A                                                    7.10      2006      1,650,000          1,896,395
State Strategic Fund Limited Tax Obligation Revenue Bonds
  Great Lakes Pulp & Fibre                                                  10.25      2016      1,000,000          1,055,720
State Trunk Line Bonds Series A (FGIC Insured)                               5.75      2020      1,065,000          1,091,763
State University Revenue Bonds Series A                                      5.50      2022        560,000            553,022
State University Revenue Parking System Pre-Refunded Bonds
  Ann Arbor Campus Series A                                                  7.40      2015        150,000            155,346
Taylor Tax Increment Finance Authority Bonds Series 1989A (MBIA Insured)     6.00     2007-09    1,205,000          1,244,761
Troy City Downtown Development Authority County of Oakland
  Development Bonds Series 1995A (Asset Guaranty)                            6.375     2018      1,500,000          1,596,810
Van Buren Township Tax Increment Revenue Bonds Series 1994                   8.40      2016      1,000,000          1,127,990
Waterford School District Unlimited Tax General Obligation Bonds
  Series Q                                                                   6.25      2013        340,000            352,709
Wayne County Airport Revenue Bonds Detroit Metropolitan Airport
  Series 1986 (FGIC Insured) A.M.T.                                          8.00      2014        250,000            263,940
Wayne County Airport Revenue Bonds Detroit Metropolitan Airport
  Series 1990A (AMBAC Insured) A.M.T.                                        7.00      2020      1,080,000          1,189,598
Wyandotte Electric Pre-Refunded Revenue Bonds Series 1987 (AMBAC Insured)    7.875     2017        300,000            326,163
_____________________________________________________________________________________________________________________________
Total municipal bonds
(Cost: $75,000,381)                                                                                               $82,855,178
_____________________________________________________________________________________________________________________________

Short-term security (1.2%)
_____________________________________________________________________________________________________________________________
Issuer (d,e)                                                                  Effective              Amount            Value(a)
                                                                              yield                payable
                                                                                                     at
                                                                                                   maturity
_____________________________________________________________________________________________________________________________
Municipal note
State Strategic Fund Consumers Power Company Series 1988A, V.R.
  04-15-18                                                                   5.95%              $1,000,000         $1,000,000
_____________________________________________________________________________________________________________________________
Total short-term security
(Cost: $1,000,000)                                                                                                 $1,000,000
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $76,000,381)(f)                                                                                            $83,855,178
_____________________________________________________________________________________________________________________________

PAGE
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                                               (Unaudited)

    Rating                                                            12-31-95                    06-30-95
    ______________________________________________________________________________________________________

    AAA                                                                    68%                         65%
    AA                                                                     15                          17
    A                                                                       9                          10
    BBB                                                                     6                           6
    BB and below                                                            1                           2
    Non-rated                                                               1                          --
    ______________________________________________________________________________________________________
    Total                                                                 100%                        100%
    ______________________________________________________________________________________________________

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC      -- American Municipal Bond Association Corporation
    BIG        -- Bond Investors Guarantee
    FGIC       -- Financial Guarantee Insurance Corporation
    MBIA       -- Municipal Bond Investors Assurance
(d) The following abbreviations are used in portfolio descriptions:
    A.M.T.     -- Alternative Minimum Tax - As of Dec. 31, 1995, the value of securities subject to alternative minimum tax represented
                  6.5% of net assets.
    V.R.       -- Variable Rate
(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1995.
(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

    Type of security                                           Notional amount

    Purchase contracts
    __________________________________________________________________________
    Municipal Bonds Index  March 1996                               $3,400,000
    U.S. Treasury Bonds    March 1996                                1,600,000
    __________________________________________________________________________
    Total                                                           $5,000,000
    __________________________________________________________________________

(g) At Dec. 31, 1995, the cost of securities for federal income tax purposes was approximately
    $75,957,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                         $7,957,000
    Unrealized depreciation                                           (59,000)
    __________________________________________________________________________
    Net unrealized appreciation                                     $7,898,000
    __________________________________________________________________________
/TABLE

PAGE

                         Investments in securities                                                     (Percentages represent
                         IDS Minnesota Tax-Exempt Fund                                                   value of investments
                         Dec. 31, 1995 (Unaudited)                                                     compared to net assets)
_____________________________________________________________________________________________________________________________

Municipal bonds (97.7%)
_____________________________________________________________________________________________________________________________
Name of issuer and                                                          Coupon   Maturity    Principal           Value(a)
title of issue (b,c,d)                                                        rate       year       amount
_____________________________________________________________________________________________________________________________
Anoka County General Obligation Capital Improvement Revenue Bonds
  Series 1989B                                                               7.00 %   2007-10  $ 7,950,000       $  8,540,526
Anoka County Resource Recovery Revenue Bonds Northern States Power
  Series 1985                                                                7.15      2008      3,750,000          4,077,338
Appleton Correctional Facility Revenue Bonds Series 1990A                    9.875     2020      4,000,000 (e)      2,520,000
Becker Pollution Control Revenue Bonds Northern States Power
  Sherburne County Generating Station Units 1 & 2 Series 1987A               7.25      2005      2,000,000          2,025,280
Becker Solid Waste Disposal Facility
  Revenue Bonds Liberty Paper Series 1994B A.M.T.                            9.00      2015      3,825,000          4,075,614
Bemidji Hospital Facilities 1st Mortgage Revenue Bonds
  North Country Health Services Series 1991                                  7.00      2021      1,755,000          1,935,432
Bloomington Community Development Refunding Revenue Bonds
  Note 24th Avenue Motel                                                     8.50      2005      1,811,774          1,848,010
Braham Independent School District #314 Refunding Bonds                      5.20      2019      3,340,000          3,304,429
Brooklyn Park Tax Credit Investor Revenue Bonds
   Four Courts Apartment Project Series 1995B A.M.T.                         7.58      2009      2,450,000          2,494,173
Burnsville Multi-family Housing Refunding Revenue Bonds
  FHA-Summit Park Apartments Series 1993                                     6.00      2033      4,000,000          4,008,600
Chaska Advance Refunded Certificate of Participation
  Lease Purchase Agreement Bonds Series 1986C                                7.25      2001        800,000            816,384
Columbia Heights Multi-family Housing Revenue Bonds
  Crestview Lutheran Home Royce Place Series 1991                           10.00      2032        560,000            597,682
Columbia Heights Multi-family Housing Revenue Bonds
  Crestview Lutheran Home Royce Place Series 1991 (FHA Insured)              7.75      2032      2,740,000          2,927,416
Duluth Economic Development Authority Health Care Facility
  Pre-Refunded Revenue Bonds Benedictine Health System
  St. Mary's Medical Center Series 1990                                      8.375     2020      2,000,000          2,348,640
Duluth Hospital Facilities St. Lukes Hospital
  Pre-Refunded Revenue Bonds Series 1988                                     9.00      2018      2,500,000          2,823,000
Duluth Housing and Redevelopment Authority 1st Mortgage Revenue Bonds
  Lakeshore Lutheran Home                                                    8.25      2009        125,000            125,009
Duluth Recreation Revenue Certificate of Participation                       9.00     2003-07    1,430,000          1,518,403
Eden Prairie Housing Development Refunding Revenue Bonds Eden Commons
  Series 1990 (FHA Insured)                                                  8.25      2025      6,300,000          6,516,405
Edina Hospital System Revenue Bonds Fairview Hospital & Health Care Services
  Series 1989A                                                               7.125     2019      2,500,000          2,711,775
Edina Multi-family Housing Revenue Bonds Walker Assisted Living
  Series 1991                                                                9.00      2031      6,700,000          7,466,815
Faribault Rice & Goodhue County Independent School District #656
  General Obligation School Building Bonds Series 1995 (CGIC Insured)        5.75      2015      6,900,000          7,127,355
Faribault Single Family Mortgage Refunding Revenue Bonds Series 1991A        7.50      2011      2,465,000          2,622,267
Fergus Falls Health Care Facilities Revenue Bonds
  LRHC Long-Term Care Facility Series 1995                                   6.50      2025      1,500,000          1,504,830

See accompanying notes to investments in securities.
Hennepin County Lease Revenue Certificate of Participation Series 1991       6.80      2017      7,250,000          7,988,340
Hennepin County Solid Waste Resource Recovery General Obligation
  Revenue Bonds Series 1987A                                                 8.20      2009      1,760,000          1,819,646
Hopkins Revenue Bonds Blake School                                           6.70      2024      3,120,000          3,431,626
Hubbard County Solid Waste Disposal Revenue Bonds
  Potlatch Series 1989 A.M.T.                                                7.375     2013      5,610,000          6,090,048
International Falls Solid Waste Disposal Revenue Bonds Boise Cascade
  Series 1990 A.M.T.                                                         7.75      2015      4,000,000          4,235,760
Maplewood Care Institute Series 1994                                         7.75      2024      3,830,000          3,947,121
Maplewood Multi-family Housing Revenue Bonds Maplewood (FHA Insured)         7.75      2021      2,095,000          2,112,870
Maplewood Multi-family Housing
  Carefree Cottages of Maplewood III Refunding Revenue Bonds
  Series 1995 A.M.T.                                                         7.20      2032      2,900,000          2,926,216
Minneapolis & St. Paul Housing Board Multi-family Mortgage Revenue Bonds
  GNMA Collateral Mortgage Revenue Loan Riverside Plaza Series 1988 A.M.T.   8.25      2030      3,945,000          4,234,011
Minneapolis Community Development Agency & St. Paul Housing
  & Redevelopment Authority Home Ownership Mortgage
  Revenue Bonds Family Housing Mortgage Phase II                             7.875     2017      1,515,000          1,569,192
Minneapolis Health Care Facilities Revenue Bonds Fairview Hospital &
  Healthcare Services Series 1993A (MBIA Insured)                            5.25      2019      6,315,000          6,171,776
Minneapolis Hospital Facility Pre-Refunded Revenue Bonds Lifespan Incorporated
  Series 1987A                                                               8.125     2017      3,630,000          3,891,977
Minneapolis Hospital Facility Pre-Refunded Revenue Bonds Lifespan Incorporated
  Series 1989A                                                               7.00      2014      5,000,000          5,609,400
Minneapolis & St. Paul Housing & Redevelopment Authority
  Health Care System Revenue Bonds Healthspan Series 1993 (AMBAC Insured)    4.75      2018     12,000,000         10,996,440
Minneapolis & St. Paul Housing & Redevelopment Authority
  Health Care System Revenue Bonds Series 1995A (CGIC Insured)               5.50      2025      2,500,000          2,488,950
Minneapolis Nursing Home Revenue Bonds Walker Cityview & Southview
  Series 1992                                                                8.50      2022      5,515,000          5,947,707
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System
  Revenue Bonds Healthspan Series 1993A (AMBAC Insured)                      5.00      2013      4,455,000          4,331,641
Minneapolis Special School District #1
  Unlimited General Obligation Bonds (FGIC Insured)                          5.375     2014        950,000            963,319
Minnetonka Multi-family Housing Refunding Revenue Bonds Cedar Hill West
  (FHA Insured)                                                              7.75      2026      5,560,000          5,816,205
Minnetonka Multi-family Housing Revenue Bonds The Cedar Hills Series 1985    7.50      2017        500,000            536,455
Montevideo Independent School District #129 General Obligation
  Unlimited Tax Bonds School Credit Enhancement Program                      4.90      2014      1,875,000          1,800,975
New Brighton Tax Credit Investor Revenue Bonds
  Polynesian Village Apartments Series 1995B A.M.T.                          7.75      2009      2,355,000          2,424,378
Northern Municipal Power Agency Electric System Refunding Revenue Bonds
  Series 1989A                                                               7.25      2016      5,475,000          5,894,878
Northern Municipal Power Agency Electric System Pre-Refunded Revenue Bonds
  Series 1989A (AMBAC Insured)                                               7.40      2018      1,000,000          1,111,930
Northern Municipal Power Agency Electric System Pre-Refunded Revenue Bonds
  Series 1989B (AMBAC Insured)                                               7.40      2018      1,800,000          1,982,592
Norwood-Young America Independent School District #108 General Obligation
  School Building Bonds Unlimited Tax School Credit
  Enhancement Program Series 1994A                                           5.00      2014      1,345,000          1,315,181
Osseo Area Schools Independent School District #279 General Obligation
  School Building Bonds                                                      5.40      2011      2,900,000          2,940,745
Owatanna Public Utilities Pre-Refunded Revenue Bonds Series 1991             6.75      2016      1,000,000          1,109,280
Plymouth Multi-family Housing Revenue Bonds Harbor Lane Apartments
  Harbor Lane Apartments Series 1993 (Asset Guaranty Insured) A.M.T.         5.90      2013      2,325,000          2,352,110
Port Authority St. Paul General Obligation Bonds Series 1994                 5.125     2017      2,885,000          2,839,013
Port Authority St. Paul Unlimited Tax General Obligation Bonds               5.125     2024      2,770,000          2,695,321
Red Wing Industrial Development Refunding Revenue Bonds K mart Series 1993   5.50      2008        400,000            319,436

Richfield Independent School District #280 Unlimited Tax General Obligation
  School Building Bonds Series 1993C Inverse Floater
  (FGIC Insured)                                                             4.975     2010      3,300,000 (f)      3,349,500
Richfield Independent School District #280 Unlimited Tax General Obligation
  School Building Bonds Series 1993C Trust Inverse Floater
  (FGIC Insured)                                                             5.075     2012      2,510,000 (f)      2,531,963
Robbinsdale Hospital Pre-Refunded Revenue Bonds
  North Memorial Medical Center Series 1989 (AMBAC Insured)                  7.375     2019      2,200,000          2,444,706
Rochester Health Care Facility Revenue Bonds Mayo Foundation Series A        4.951     2019      5,000,000          4,649,850
Rochester Multi-family Housing Development Revenue Bonds Civic Square
  Series 1991 (FHA Insured)                                                  7.45      2031      4,425,000          4,751,830
Roseville Health Care Facility Refunding Revenue Bonds
  Presbyterian Homes of Minnesota Series 1987                                7.50      2007      2,250,000          2,341,507
Rush City Independent School District #139 Unlimited Tax School Building
  Refunding Bonds School Credit Enhancement Program                          5.25      2018      2,595,000          2,584,802
St. Cloud Hospital Facilities Revenue Bonds St. Cloud Hospital Series 1990B
  (AMBAC Insured)                                                            7.00      2020      5,000,000          5,742,650
St. Cloud Hospital Facility Refunding Revenue Bonds Series C (AMBAC Insured) 5.30      2020      1,515,000          1,480,155
St. Cloud Hospital Refunding Revenue Bonds Series 1993C (AMBAC Insured)      5.25      2013      1,000,000          1,002,190
St. Cloud Hydro Electric Generation Facility Gross Revenue Bonds Series 1986 7.375     2018      1,100,000          1,149,060
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group Series 1993 (AMBAC Insured)         5.20      2023      6,000,000          5,754,480
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group Series 1993A (AMBAC Insured)        5.20      2016      3,000,000          2,929,770
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group Series 1993B
  Inverse Floater (AMBAC Insured)                                            4.575     2013      7,000,000 (f)      6,492,500
St. Louis Park Health Care Facilities Pre-Refunded Revenue Bonds
  Park Nicollet Medical Center Series 1990A                                  9.25      2020      4,000,000          4,806,680
St. Louis Park Health Care Facilities Pre-Refunded Revenue Bonds
  Park Nicollet Medical Center Series 1991A                                  8.625     2021      2,000,000          2,390,820
St. Louis Park Multi-family Rental Housing Revenue Bonds
  Mortgage Loan-Community Housing & Services Series 1985 (FHA Insured)       7.375     2028      2,250,000          2,404,530
St. Paul & Minneapolis Housing & Redevelopment Authority Health Care
  Facility Revenue Bonds Group Health Plan Series 1992                       6.75      2013     10,500,000 (i)     11,302,620
St. Paul Housing & Development Bonds Highland Retirement (FHA Insured)       7.013     2026      5,210,000          4,894,795
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue Bonds
  St. Paul Ramsey Medical Center (AMBAC Insured)                             5.55      2023      5,000,000          4,999,650
St. Paul Housing & Redevelopment Authority Commercial Development
  Refunding Revenue Bonds Beverly Enterprises Series 1992                    7.75      2002      2,540,000          2,650,033
St. Paul Housing & Redevelopment Authority Health Care Facility Revenue Bonds
  Lyngblomsten Care Center Series 1993A                                      7.125     2017      1,915,000          1,985,721
St. Paul Housing & Redevelopment Authority Health Care Facility Revenue Bonds
  Lyngblomsten Care Center Series 1993A                                      9.60      2006      1,005,000          1,096,143
St. Paul Housing & Redevelopment Authority Health Care Facility
  Multi-family Rental Housing Revenue Bonds Lynblomsten 1993B                7.00      2024      1,910,000          1,907,402
St. Paul Housing & Redevelopment Authority Sales Tax Revenue Bonds
  Civic Center (Secondary MBIA Insured)                                      5.55      2023      8,500,000          8,512,070
St. Paul Housing & Redevelopment Authority Single Family Mortgage
  Refunding Revenue Bonds Middle Income Phase II FNMA Mortgage Backed        6.80      2028      3,460,000          3,736,973
St. Paul Independent School District #625 Full Faith & Credit Certificates
  Series 1995C                                                               5.25      2014      2,225,000          2,224,889
St. Paul Independent School District #625 Full Faith & Credit Certificates
  Series 1995C                                                               5.40      2010      1,675,000          1,706,222
St. Paul Independent School District #625 Full Faith & Credit Certificates
  Series 1995C                                                               5.50      2013      2,100,000          2,146,599
St. Paul Independent School District #625 Unlimited Tax
  General Obligation Bonds (CGIC Insured)                                    5.75      2016      4,000,000          4,125,360
Southern Minnesota Municipal Power Agency Bonds Escrowed to Maturity         5.75      2018        370,000            397,498
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Zero Coupon Series 1994A (MBIA Insured)                      6.67      2019     19,500,000 (g)      5,767,320
Southern Minnesota Municipal Power Agency Power Supply System
  Revenue Bonds Zero Coupon Series 1994A (MBIA Insured)                      6.88      2022     12,000,000 (g)      3,015,600
Southern Minnesota Municipal Power Agency Pre-Refunded Bonds Series 1988A    8.125     2018      1,315,000          1,444,449
Southern Minnesota Municipal Power Agency Pre-Refunded Bonds Series 1988B    8.125     2018      1,000,000          1,098,440
Southern Minnesota Municipal Power Agency Pre-Refunded Revenue Bonds
  Escrowed to Maturity Series A (Secondary MBIA Insured)                     5.75      2018      1,600,000          1,718,912
Southern Minnesota Municipal Power Agency Revenue Bonds
  (Secondary MBIA Insured)                                                   4.75      2016      4,615,000          4,325,870
Southern Minnesota Municipal Power Agency Series A
  (Secondary MBIA Insured)                                                   5.75      2018      4,385,000          4,487,039
Southern Minnesota Municipal Power Agency Un-Refunded Balance
  Power Revenue Bonds Series A                                               5.75      2018      1,895,000          1,920,222
Spring Park Health Care Facility Revenue Bonds Twin Birch Health Care Center
  Series 1991                                                                8.25      2011      1,780,000          1,960,118
State General Obligation Various Purpose Pre-Refunded Bonds Series 1990      7.00      2009      7,850,000          8,765,310
State General Obligation Various Purpose Pre-Refunded Bonds Series 1991      6.70      2011      8,000,000          8,957,120
State Higher Education Facility Authority Mortgage
  Pre-Refunded Revenue Bonds St. Mary's College Series 2-M                   8.375     2017      1,000,000          1,129,380
State Higher Education Facility Authority
  Revenue Bonds Macalester College Series 4C                                 5.55      2016        450,000            453,825
State Housing Facility Authority Housing Development Bonds Series A          7.125     2020        845,000            855,740
State Housing Facility Authority Housing Development Bonds Series 1976A      7.25      2018        205,000            207,628
State Housing Facility Authority Housing Development Bonds Series 1978B      7.10      2021        470,000            475,983
State Housing Facility Authority Housing Development Bonds Series 1979A      7.00      2022        700,000            711,186
State Housing Facility Authority Housing Finance Agency Housing Development
  Single Family Mortgage Bonds Series B                                      7.25      2016        365,000            377,377
State Housing Finance Agency Single Family Mortgage Bonds
  Series 1989A A.M.T.                                                        8.00      2029      1,315,000          1,376,384
State Housing Finance Agency Single Family Mortgage Bonds
  Series 1990A A.M.T.                                                        7.95      2022      3,455,000          3,661,264
State Housing Finance Agency Single Family Mortgage Bonds
  Series 1991A A.M.T.                                                        7.45      2022      3,575,000          3,778,060
State Housing Finance Agency Single Family Mortgage Bonds Series 1992A       6.95      2016      3,135,000          3,351,879
State Housing Finance Agency Single Family Mortgage Revenue Bonds
  Series L A.M.T.                                                            6.70      2020      1,100,000          1,142,207
State Public Facilities Authority Water Pollution Control Revenue Bonds
  Series 1989A                                                               7.00      2009      6,250,000          6,903,312
State University Board of Regents General Obligation Bonds
  Series 1993A Inverse Floater                                               5.524     2003      5,000,000 (f)      5,212,500
State University Board of Regents General Obligation Pre-Refunded Bonds
  Series 1989A                                                               6.00      2011      4,625,000          4,653,028
State University Board State University System Pre-Refunded Revenue Bonds
  Series 1989A (MBIA Insured)                                                7.40      2019      2,250,000          2,491,537
Vadnais Heights Multi-family Housing
  Cottages of Vadnais Heights Refunding Revenue Bonds
  Series 1995 A.M.T.                                                         7.00      2031      3,200,000          3,211,520
Washington County General Obligation Capital Improvement Bonds
  Series 1989A                                                               7.00     2009-10    4,425,000          4,793,558
Washington County Housing & Redevelopment Authority Multi-family Housing
  Revenue Bonds Orleans Homes Series 1987-2 A.M.T.                           9.00      2017      2,000,000          2,132,520
Western Minnesota Municipal Power Agency Revenue Bonds
  Escrowed to Maturity (AMBAC Insured)                                       6.75      2016      5,935,000          6,588,622
Western Minnesota Municipal Power Agency Supply Refunding Revenue Bonds
  Series 1987A                                                               5.50      2015      5,000,000          4,976,650
Western Minnesota Municipal Power Agency Supply Refunding Revenue Bonds
  Series 1987A                                                               6.875     2007      2,500,000          2,609,575

Western Minnesota Municipal Power Agency Supply Refunding Revenue Bonds
  Series 1987A                                                               7.00      2013      7,300,000          7,621,492
Western Minnesota Municipal Power Agency Supply Refunding Revenue Bonds
  Series A (Secondary MBIA Insured)                                          5.50      2015      6,250,000          6,256,000
White Bear Lake Industrial Development Revenue Bonds
  Taylor Series 1988A A.M.T.                                                 8.75      2008      2,250,000          2,502,585
_____________________________________________________________________________________________________________________________
Total municipal bonds
(Cost: $383,307,429)                                                                                             $415,257,102
______________________________________________________________________________________________________________________________

Short-term security (0.3%)
______________________________________________________________________________________________________________________________

Issuer (d,h)                                                             Effective                  Amount             Value(a)
                                                                             yield                 payable
                                                                                               at maturity
______________________________________________________________________________________________________________________________
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System
Children's Hospital V.R.D.B. Series B
  8-15-25                                                                    6.05%              $1,500,000       $  1,500,000
______________________________________________________________________________________________________________________________
Total short-term security
(Cost: $1,500,000)                                                                                               $  1,500,000
______________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $384,807,429)(j)                                                                                          $416,757,102
_____________________________________________________________________________________________________________________________

PAGE
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:
                                                                                (Unaudited)

    Rating                                                       12-31-95                          06-30-95
    _______________________________________________________________________________________________________
    AAA                                                            48%                               47%
    AA                                                             20                                22
    A                                                              16                                16
    BBB                                                             7                                 6
    BB and below                                                    8                                 9
    Non-rated                                                       1                                 -
    _______________________________________________________________________________________________________
    Total                                                         100%                              100%
    _______________________________________________________________________________________________________

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC    -- American Municipal Bond Association Corporation
    CGIC     -- Capital Guaranty Insurance Company
    FGIC     -- Financial Guarantee Insurance Corporation
    FHA      -- Federal Housing Authority
    MBIA     -- Municipal Bond Investors Assurance
(d) The following abbreviations are used in portfolio descriptions:
    A.M.T.      -- Alternative Minimum Tax -- As of Dec. 31, 1995, the value of securities subject to alternative minimum tax represented 11% of net assets
    V.R.D.B.    -- Variable Rate Demand Bond
(e) Presently non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1995. Inverse floaters in the aggregate represent 4.1% of the Fund's net assets as of Dec. 31, 1995.
(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(h) Interest rate varies to reflect current market conditions: rate shown is the effective rate on Dec. 31, 1995.
(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):
    Type of security                                                          Notional amount
    Purchase contracts
    _________________________________________________________________________________________
    Municipal Bonds Index March 1996                                              $18,100,000
    U.S. Treasury Bonds March 1996                                                  8,900,000
    _________________________________________________________________________________________
    Total                                                                         $27,000,000
    _________________________________________________________________________________________

(j) At Dec. 31, 1995, the cost of securities for federal income tax purposes was approximately $384,082,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                       $34,470,000
    Unrealized depreciation                                                        (1,795,000)
    _________________________________________________________________________________________
    Net unrealized appreciation                                                   $32,675,000
    _________________________________________________________________________________________

PAGE

                         Investments in securities

                         IDS New York Tax-Exempt Fund                                         (Percentages represent value of
                         Dec. 31, 1995 (Unaudited)                                        investments compared to net assets)
_____________________________________________________________________________________________________________________________

Municipal bonds (98.3%)
_____________________________________________________________________________________________________________________________

Name of issuer and title of issue (b,c,d)                                   Coupon   Maturity    Principal           Value(a)
                                                                             rate        year       amount
_____________________________________________________________________________________________________________________________
Battery Park City Authority Senior Refunding Revenue Bonds Series 1993A      5.25 %    2017     $4,000,000       $  3,769,280
Broome County Certificates of Participation Public Safety Facility
  Series 1994 (MBIA Insured)                                                 5.25      2022      2,650,000          2,590,693
Buffalo Municipal Water Agency Authority Water System Revenue Bonds
  Series 1995 (FGIC Insured)                                                 5.00      2025      1,000,000            974,410
Erie County Unlimited Tax General Obligation Bonds
   Series B (FGIC Insured)                                                   5.50      2025        700,000            698,964
Erie County Water Authority Fourth Resolution Water Refunding Revenue Bonds
  Zero Coupon Series 1992 (AMBAC Insured)                                    7.30      2017      1,215,000 (e)        253,789
Erie County Water Authority Water Works System Revenue Bonds
  Escrowed to Maturity Series 1990A (AMBAC Insured)                          6.00      2008      1,765,000          1,942,047
Fallsburg Sullivan County Unlimited Tax General Obligation Improvement
  Pre-Refunded Bonds Series 1991                                             7.05     2011-14    1,300,000          1,493,220
Great Neck North Water Authority Water System Pre-Refunded Revenue Bonds
  Series 1989A                                                               6.00      2020      1,415,000          1,509,083
Metropolitan Transportation Authority Commuter Facilities
  1987 Service Contract Refunding Bonds Series 5                             6.50      2016      1,775,000          1,864,034
Metropolitan Transportation Authority Service Transit Facilities
  Pre-Refunded Revenue Bonds Series G                                        8.50      2011      1,000,000          1,044,800
Metropolitan Transportation Authority Transit Facilities
  Pre-Refunded Revenue Bonds Series F                                        8.375     2016        725,000            757,031
Monroe County Utility General Obligation Pre-Refunded Bonds
  Water Improvement System                                                   7.10     2008-09    1,000,000          1,103,050
Municipal Assistance New York City Series 57                                 7.25      2008        500,000            518,110
Municipal Assistance New York City Series 59                                 7.75      2006        660,000            706,741
Municipal Assistance New York City Series 62                                 6.75      2006      2,200,000          2,322,342
New York City Unlimited Tax General Obligation Bonds
  Series 1996G                                                               5.75      2017      1,500,000          1,464,135
New York & New Jersey Port Authority Consolidated Revenue Bonds
  Series 62 A.M.T.                                                           8.00      2023      1,000,000          1,023,250
New York City General Obligation Bonds Series 1995B                          7.00      2016      1,500,000          1,644,840
New York City Municipal Water Finance Authority Water & Sewer System
  Revenue Bonds Series B Inverse Floater (MBIA Insured)                      5.92      2009      2,000,000 (f)      1,990,000
New York City Municipal Water Finance Authority Water & Sewer System
  Revenue Bonds Series B (AMBAC Insured)                                     5.375     2019        500,000            497,675
New York City Water Finance Authority Water & Sewer System
  Pre-Refunded Revenue Bonds Series A (FGIC Insured)                         6.75      2014      1,185,000          1,304,021
New York City Water Finance Authority Water & Sewer System
  Revenue Bonds Series A (FGIC Insured)                                      6.75      2014        565,000            616,760
New York City Water Finance Authority Water & Sewer System
  Revenue Pre-Refunded Bonds Series 1988A                                    7.00      2018      1,500,000          1,591,290

See accompanying notes to investments in securities.
State Certificate of Participation City University John J. College           7.25      2007        360,000            375,102
State Dormitory Authority City University System
  Consolidated 3rd Resolution Revenue Bonds Series 1994-2 (MBIA Insured)     6.25      2019      1,500,000          1,599,720
State Dormitory Authority City University System Pre-Refunded Revenue Bonds  8.125     2017      3,400,000          3,680,602
State Dormitory Authority City University System Revenue Bonds
  Series 1993A                                                               5.75      2013      3,000,000          3,066,630
State Dormitory Authority Revenue Bonds The Devereux Foundation
  Series 1995 (MBIA Insured)                                                 5.00      2015      1,000,000            969,710
State Dormitory Authority State University Education Facility
  Pre-Refunded Revenue Bonds Series 1990A                                    7.70      2012      1,750,000          2,027,778
State Dormitory Authority State University Education Facility
  Refunding Revenue Bonds Series 1990B                                       7.50      2011      1,900,000          2,310,837
State Dormitory Authority State University Education Facility
  Revenue Bonds (Secondary AMBAC Insured)                                    5.50      2019      2,000,000          2,074,980
State Dormitory Authority Upstate Community Colleges Series A
  (Connie Lee Insured)                                                       5.625     2012      1,500,000          1,538,190
State Energy Research & Development Authority Electric Facility
  Revenue Bonds Consolidated Edison Series 1986A A.M.T.                      7.50      2021      1,750,000          1,824,498
State Energy Research & Development Authority Electric Facility
  Revenue Bonds Consolidated Edison Series 1989A A.M.T.                      7.75      2024      1,000,000          1,070,990
State Energy Research & Development Authority Electric Facility
  Revenue Bonds Consolidated Edison Series 1990A A.M.T.                      7.50      2025      5,000,000 (h)      5,469,800
State Energy Research & Development Authority Gas Facility Revenue Bonds
  Brooklyn Union Gas Series I                                                7.125     2020      2,000,000          2,082,240
State Energy Research & Development Authority Gas Facility Revenue Bonds
  Brooklyn Union Gas Series II                                               7.00      2020      1,500,000          1,548,825
State Energy Research & Development Authority Pollution Control
  Refunding Revenue Bonds Rochester Gas & Electric (MBIA Insured) A.M.T.     6.50      2032      2,500,000          2,687,725
State Energy Research & Development Authority Solid Waste Development
  Revenue Bonds State Gas & Electric Company Series A (MBIA Insured) A.M.T.  5.70      2028      3,000,000          3,020,190
State Environmental Facility State Water & Pollution Control
  Revolving Fund Revenue Bonds New York City Municipal Water
  Finance Authority Series 1990A                                             7.50      2012      3,000,000          3,352,320
State Housing Finance Authority State University Construction Program
  Pre-Refunded Bonds Series A                                                8.30      2018        500,000            549,455
State Local Government Assistance Bonds Series C                             5.50      2022      1,500,000          1,473,285
State Local Government Assistance Pre-Refunded Bonds Series 1991A            7.00      2016      4,000,000          4,585,200
State Medical Care Facility Finance Agency Hospital & Nursing Home
  Mortgage Revenue Bonds Montefiore Hospital Series 1989A (FHA Insured)      7.25      2024      1,400,000          1,522,556
State Medical Care Facility Finance Agency Mental Health Services Facility
  Improving Refunding Revenue Bonds Series 1993F (Secondary FSA Insured)     5.375     2014      1,000,000          1,000,320
State Medical Care Facility Finance Agency Mental Health Services Facility
  Improving Refunding Revenue Bonds Series 1994A (Secondary FSA Insured)     5.25      2023      1,500,000          1,465,695
State Medical Care Facility Finance Agency Pre-Refunded Bonds
  Presbyterian Hospital Series 1985B                                         8.00      2025      1,320,000          1,434,523
State Medical Care Facility Finance Agency Revenue Bonds
  Buffalo General Hospital Series 1988C (FHA Insured)                        7.60      2008      1,500,000          1,663,545
State Medical Care Facility Finance Agency Revenue Bonds
  Buffalo General Hospital Series 1988C (FHA Insured)                        7.70      2022      1,950,000          2,167,444
State Medical Care Facility Finance Agency Revenue Bonds
  Hospital & Nursing Series B (FHA Insured)                                  6.25      2025      3,675,000          3,848,019
State Medical Care Facility Finance Agency Mental Health Services Facility
  Mental Health Services Series F (Secondary Capital Guaranty)               5.375     2014      1,570,000          1,560,015
State Medical Care Facility Finance Agency Revenue Bonds
  North Shore University Glen Cove Series A (MBIA Insured)                   5.125     2012      1,000,000            990,480
State Medical Care Facility Finance Agency Secured Hospital Revenue Bonds
  Series 1987A                                                               7.10      2027        550,000            570,036
State Mortgage Agency Homeowner Mortgage Revenue Bonds Series TT             7.50      2015      4,000,000          4,302,640
State Mortgage Agency Homeowner Mortgage Revenue Bonds Series 27             6.90      2015      3,000,000 (h)      3,222,510
State Mortgage Agency Revenue Bonds Series 9 A.M.T.                          7.30      2017        970,000          1,003,300
State Thruway Authority Local Highway & Bridge Service Contract Bonds
  Series 1991                                                                6.00      2011      2,500,000          2,521,450
State Urban Development Correction Facility
  Pre-Refunded Revenue Bonds Series 1986                                     8.00      2015        750,000            765,180
State Urban Development Correction Facility Pre-Refunded Revenue Bonds
  Series 1 (FSA Insured)                                                     7.50      2020      4,500,000          5,132,790
State Urban Development Correctional Capital Facilities
  Refunding Revenue Bonds Series 1993A                                       5.25      2021      2,500,000          2,351,025
State Urban Development Correctional Capital Facilities
  Revenue Bonds Series 5 (MBIA Insured)                                      5.50      2025        750,000            751,837
State Urban Development Revenue Bonds Higher Education Applied Technology
  Grants Series 1995 (MBIA Insured)                                          5.75      2015      1,000,000          1,038,550
Suffolk County General Obligation Public Improvement Refunding Bonds
  Series G (MBIA Insured)                                                    5.40      2014      1,000,000          1,012,930
Triborough Bridge & Tunnel Authority General Purpose
  Pre-Refunded Revenue Bonds Series S                                        7.00      2021      3,000,000          3,413,670
Triborough Bridge & Tunnel Authority Special Obligation Refunding Bonds
  Series 1991B (FGIC Insured)                                                6.875     2015      2,000,000          2,233,220
United Nations Development Senior Lien Pre-Refunded Revenue Bonds
  1986 Phase II & III                                                        7.875     2006        250,000            260,423
United Nations Development Senior Lien Refunding Revenue Bonds
  Series 1992A                                                               6.00      2026      4,500,000          4,591,395
_____________________________________________________________________________________________________________________________
Total municipal bonds
(Cost: $114,777,638)                                                                                             $125,811,195
_____________________________________________________________________________________________________________________________
Short-term securities (0.9%)
______________________________________________________________________________________________________________________________
Issuer (c,d,g)                                                               Effective                 Amount
Value(a)
                                                                             yield             payable at
                                                                                                 maturity
_____________________________________________________________________________________________________________________________
Municipal notes
New York City General Obligation Bonds Series A-4 V.R.
  08-21-22                                                                   5.95%                $300,000        $   300,000
New York City General Obligation Bonds Series B (FGIC Insured) V.R.
  10-01-22                                                                   5.50                  400,000            400,000
New York City Municipal Water Authority Water & Sewer System
  Revenue Bonds Series A (FGIC Insured) V.R.
  06-15-25                                                                   5.50                  500,000            500,000
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $1,200,000)                                                                                               $  1,200,000
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $115,977,638)(i)                                                                                          $127,011,195
_____________________________________________________________________________________________________________________________

PAGE

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                                                (Unaudited)
    Rating                                                       12-31-95                          06-30-95
    _______________________________________________________________________________________________________
    AAA                                                            56%                               55%
    AA                                                             17                                20
    A                                                              14                                15
    BBB                                                            13                                10
    BB and below                                                   --                                --
    Non-rated                                                      --                                --
    _______________________________________________________________________________________________________
    Total                                                         100%                              100%
    _______________________________________________________________________________________________________

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC       -- American Municipal Bond Association Corporation
    FGIC        -- Financial Guarantee Insurance Corporation
    FHA         -- Federal Housing Authority
    FSA         -- Financial Security Assurance
    MBIA        -- Municipal Bond Investors Assurance
(d) The following abbreviations are used in portfolio descriptions:
    A.M.T.      -- Alternative Minimum Tax -- As of Dec. 31, 1995, the value of securities subject to alternative minimum tax represented 12.6% of net assets.
    V.R.        -- Variable Rate
(e) For zero coupon bonds, the interest rate disclosed represents the annualized yield on the date of acquisition.
(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1995. Inverse floaters in the aggregate represent
    1.6% of the Fund's net assets as of Dec. 31, 1995.
(g) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1995.
(h) Partially pledged as initial deposit on the following open interest rate futures contracts
    (see Note 5 to the financial statements):

    Type of security                                           Notional amount

    Purchase contracts
    __________________________________________________________________________
    Municipal Bonds Index  March 1996                               $6,400,000
    U.S. Treasury Bonds    March 1996                                3,100,000
    __________________________________________________________________________
    Total                                                           $9,500,000
    __________________________________________________________________________

(i) At Dec. 31, 1995, the cost of securities for federal income tax purposes was approximately $115,927,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                                    $11,139,000
    Unrealized depreciation                                                                       (55,000)
    ______________________________________________________________________________________________________
    Net unrealized appreciation                                                                $11,084,000
    ______________________________________________________________________________________________________
/TABLE

PAGE

                       Investments in securities
                       IDS Ohio Tax-Exempt Fund
                       Dec. 31, 1995 (Unaudited)                                              (Percentages represent value of
                                                                                          investments compared to net assets)
_____________________________________________________________________________________________________________________________

Municipal bonds (98.2%)
_____________________________________________________________________________________________________________________________
Name of issuer and                                                        Coupon   Maturity      Principal           Value(a)
title of issue (b,c,d)                                                      rate       year         amount
_____________________________________________________________________________________________________________________________
Barberton Limited Tax Various Purpose General Obligation Bonds
  Series 1989-1                                                              7.35%     2009        700,000            761,579
Bellefontaine Hospital Facility
  Refunding Revenue Bonds
  Mary Rutan Health Association of Logan County
  Series 1993                                                                6.00      2013      1,000,000            975,320
Bellefontaine Water System Mortgage
  Revenue Bonds Series 1995 (AMBAC)                                          5.00      2015        690,000            673,813
Buckeye Valley Local School District School Improvement Unlimited Tax
  General Obligation Bonds Series 1995A (MBIA Insured)                       5.25      2020      1,000,000            984,920
Butler County Hospital Facility Improvement Refunding Revenue Bonds          7.50      2010      1,750,000          1,858,798
Clermont County Hospital Facility Revenue Bonds Mercy Health System
  Province of Cincinnati Series 1989A (AMBAC Insured)                        7.50      2019        750,000            854,355
Cleveland Airport Systems Revenue Bonds
  Series 1990A (MBIA Insured) A.M.T.                                         7.40      2020        500,000            559,215
Cleveland General Obligation Pre-Refunded Bonds                              7.375     2003        125,000            134,562
Cleveland Public Power System 1st Mortgage
  Pre-Refunded Revenue Bonds                                                 8.375     2017        100,000            108,868
Cleveland Waterworks Improvement 1st Mortgage Refunding Revenue Bonds
  Series F 1992B (AMBAC Insured)                                             6.25      2016      1,000,000 (e)      1,070,940
Cleveland Waterworks Improvement 1st Mortgage Revenue Bonds Series 1987E     6.00      2017        200,000            200,732
Cleveland Waterworks Improvement 1st Mortgage Pre-Refunded Revenue Bonds
  Series 1987E                                                               7.875     2016        650,000            690,378
Coshocton County Solid Waste Disposal Refunding Revenue Bonds
  Stone Container Series 1992                                                7.875     2013      1,000,000          1,083,340
Cuyahoga County Hospital Improvement Revenue Bonds
  Cleveland Clinic Foundation                                                7.00      2013        500,000            518,175
Cuyahoga County Hospital Improvement Pre-Refunded Revenue Bonds
  Cleveland Clinic Foundation Series 1987A                                   7.875     2010        275,000            300,688
Cuyahoga County Hospital Improvement Revenue Bonds
  Mount Sinai Medical Center Series 1991 (AMBAC Insured)                     6.625     2021        600,000            656,772
Cuyahoga County Hospital Improvement Revenue Bonds
  University Hospitals Health System Series 1992 (AMBAC Insured)             6.50      2011        500,000            546,115
Cuyahoga County Hospital Refunding Revenue Bonds
  Cleveland Clinic Foundation Series 1992                                    5.50      2011      1,500,000          1,530,510
Cuyahoga County Hospital Refunding Revenue Bonds
  Mount Sinai Medical Center Series 1987A                                    8.125     2014        400,000            429,472
Cuyahoga County Hospital Revenue Bonds Meridia Health Series 1991            7.00      2023      1,000,000 (e)      1,074,820
Cuyahoga County Limited Tax General Obligation Bonds                         5.60      2013        500,000            517,325
Cuyahoga Hospital Revenue Bonds Metrohealth System Series 1989
  (MBIA Insured)                                                             6.00      2019      1,000,000          1,020,010

See accompanying notes to investments in securities.
Dayton Intl Airport Refunding Revenue Bonds (AMBAC)                          5.25      2015      1,000,000            992,630
Delaware County Sewer Improvement Limited Tax General Obligation Bonds       5.25      2015      1,000,000            995,070
Dover Limited Tax Improvement General Obligation
  Municipal Sewer System Bonds                                               7.10      2009      1,000,000          1,083,370
Dublin City School District:  Franklin, Delaware, & Union Counties
  Unlimited General Obligation School Building Improvement Bonds
  Series 1995 (FGIC Insured)                                                 5.00      2018      1,500,000          1,454,175
Elyria Limited Tax Improvement General Obligation
  Recreation Facility Bonds                                                  7.10      2009        715,000            774,610
Erie County Hospital Improvement Refunding Revenue Bonds
  Firelands Community Hospital Series 1992                                   6.75      2015      2,000,000          2,108,520
Franklin County Convention Facilities Authority
  Tax & Lease Revenue Anticipation
  Pre-Refunded Bonds (MBIA Insured)                                          7.00      2019      1,500,000          1,710,840
Hamilton County Sewer System Improvement
  Metropolitan Sewer District of Greater Cincinnati
  Refunding Revenue Bonds Series A (FGIC Insured)                            5.50      2017      1,000,000          1,007,560
Highland Heights Limited Tax Improvement General Obligation Street Bonds     7.75      2008        400,000            443,160
Hilliard County School District School Improvement Unlimited Tax
  General Obligation Bonds Series 1995A (FGIC Insured)                       5.75      2019      1,000,000          1,033,980
Kettering School District Improvement General Obligation Bonds
  (FGIC Insured)                                                             5.25      2022      1,000,000            984,370
Lake County Water System Limited Tax Improvement General Obligation
  Pre-Refunded Bonds Series 1987-2                                           8.125     2010        700,000            767,228
Lakewood Unlimited Tax General Obligation Bonds                              5.50      2015      1,500,000          1,539,540
Lakota Local School District Butler County School Unlimited Tax
  Improvement Bonds                                                          7.00      2012        500,000            551,450
Lakota Local School District Butler County School Unlimited Tax Improvement
  Pre-Refunded Bonds                                                         7.90      2011        200,000            221,418
Lakota Local School District Unlimited Tax Improvement
  General Obligation Bonds (AMBAC Insured)                                   6.25      2014      2,000,000          2,164,300
Lima Limited Tax Improvement General Obligation
  Sanitary Sewer System Pre-Refunded Bonds                                   8.25      2012        200,000            219,666
Lorain County Hospital Facilities Refunding Revenue Bonds
  EMH Regional Medical Center Series 1995 (AMBAC Insured)                    5.375     2021      2,000,000          1,973,720
Lucas County Hospital Refunding Revenue Bonds St. Vincent's Medical Center
  Series B (MBIA Insured)                                                    5.25      2020      2,000,000          1,956,600
Lucas County Hospital Pre-Refunded Revenue Bonds Toledo Hospital
  (MBIA Insured)                                                             7.00      2014        100,000            104,351
Lucas County Limited Tax General Obligation
  Various Purpose Improvement Bonds
  Series 1995-1 (AMBAC Insured)                                              5.40      2015      1,250,000          1,245,412
Mahoning County Hospital Improvement Bonds
  Western Reserve Care System (MBIA Insured)                                 5.375     2015      1,500,000          1,463,475
Marietta Sewer System Improvement Bonds (BIG Insured)                        7.50      2007        200,000            215,624
Marion County Health Care Facilities Improvement Refunding Revenue
  Bonds United Church Homes Series 1993                                      6.375     2010      1,000,000          1,020,090
Marysville Sewer System 1st Mortgage Revenue Bonds Series 1988
  (BIG Insured) A.M.T.                                                       7.85      2008        400,000            438,048
Marysville Water System Mortgage Revenue Bonds Series 1991 (MBIA Insured)    7.05      2021      1,000,000          1,151,860
Medina County Hospital Revenue Bonds Medina County Community Hospital
  Series 1987 (AMBAC Insured)                                                6.875     2016        100,000            107,098
Miami County Hospital Facility Refunding Revenue Bonds
  Upper Valley Medical Center Series 1987A                                   8.375     2013         75,000             79,645
Montgomery County Health Facilities Revenue Bonds Friendship Village Dayton
  Series 1990A                                                               9.25      2016      1,000,000          1,060,840
Montgomery County Water Revenue Bonds Greater Moraine - Beavercreek
  District (FGIC Insured)                                                    6.25      2017      1,000,000          1,078,270
Parma Hospital Improvement Revenue Bonds Parma Community General Hospital
  Series 1989B (MBIA Insured)                                                7.125     2013        500,000            546,950
Pickerington Local School District Unlimited Tax General Obligation
  Pre-Refunded Bonds (AMBAC Insured)                                         7.00      2013      1,000,000          1,140,560
Rural Loraine County Water Authority Water Resource Improvement
  Pre-Refunded Revenue Bonds Series 1991 (AMBAC Insured)                     7.00      2011      1,000,000          1,145,760
South Euclid Lyndhurst School District General Obligation Bonds
  (FGIC Insured)                                                             5.25      2018      1,000,000            985,540
Southwest Licking Local School District School Facilities Unlimited Tax
  General Obligation Bonds (FGIC Insured)                                    5.75      2022      1,000,000          1,029,660
Southwest Local School District Hamilton & Butler Counties School
  Unlimited Tax Improvement Bonds (AMBAC Insured)                            7.65      2010        500,000            576,875
State Air Quality Development Authority Refunding Revenue Bonds
  JMG Funding Limited Partnership (AMBAC Insured) A.M.T.                     6.375     2029        500,000            546,860
State Air Quality Development Authority Refunding Revenue Bonds
  Series 1994 (AMBAC Insured) A.M.T.                                         6.375     2029      2,000,000          2,187,440
State Air Quality Development Authority Revenue Bonds
  Cleveland Electric Illuminating Series A                                   7.00      2009        345,000            345,014
State Air Quality Development Authority Revenue Bonds
  Columbus & Southern Series A (FGIC Insured)                                6.375     2020      1,000,000          1,084,590
State Building Authority Local Jail Grant Bonds Series 1989A
  (MBIA Insured)                                                             7.35      2009        500,000            571,025
State Building Authority State Correctional Facility Revenue Bonds Series B  7.125     2009         75,000             77,974
State Building Authority State Facility Pre-Refunded Bonds
  Columbus State Office Building Series 1985C                                7.35      2005      1,000,000          1,138,480
State Higher Educational Facility Pre-Refunded Revenue Bonds
  Oberlin College Series 1989                                                7.375     2014        500,000            563,505
State Housing Finance Agency Mortgage Revenue Bonds
  Aristocrat South Board & Care Series 1991A (FHA Insured) A.M.T.            7.30      2031      1,500,000          1,600,260
State Housing Finance Agency Single Family Mortgage Revenue Bonds
  Series 1990A (GNMA Insured) A.M.T.                                         7.80      2030        600,000            635,856
State Housing Finance Agency Single Family Mortgage Revenue Bonds
  Series 1990C (GNMA Insured) A.M.T.                                         7.85      2021        910,000            963,135
State Municipal Electric Generation Agency Joint Venture #5 Revenue Bonds
  (AMBAC Insured)                                                            5.375     2024      2,000,000          1,981,240
State Turnpike Revenue Bonds Series A                                        5.75      2024      1,000,000          1,017,590
State Valley School District School Improvement Unlimited Tax
  General Obligation Bonds Counties of Adams & Highland
  Series 1995 (MBIA Insured)                                                 5.25      2021      2,000,000          1,980,340
State Water & Air Quality Development Authority
  Cleveland Electric Illumination
  Pollution Control Refunding Revenue Bonds
  Series 1995                                                                7.70      2025      1,000,000          1,072,940
State Water Development Authority Bonds Toledo Edison Series 1994 A.M.T.     8.00      2023      1,000,000          1,083,650
State Water Development Authority Pollution Control Revenue Bonds
  Phillip Morris                                                             7.25      2008        150,000            161,002
State Water Development Authority Water Development Pre-Refunded Bonds
  Pure Water Series 1987I                                                    7.75     2006-14      200,000            214,764
State Water Development Authority Water Development Pre-Refunded Bonds
  Pure Water Series 1988I                                                    7.00      2014        500,000            534,520
State Water Development Authority Water Development Refunding Revenue Bonds
  Pure Water (AMBAC Insured)                                                 5.50      2018        750,000            752,587
State Water Development Solid Waste Disposal
  Northstar BHP Steel LLC-Cargill Series 1995 Revenue Bonds A.M.T.           6.30      2020        500,000            528,330
Summit County Industrial Development Revenue Bonds Century Products          7.75      2005        100,000            105,630
Summit County Limited Tax General Obligation Pre-Refunded Bonds
  Human Services Facility (AMBAC Insured)                                    8.00      2007        100,000            109,571
Sycamore Board of Education Community School District
  Hamilton County School Improvement Bonds                                   6.50      2009        500,000            523,130
Toledo Limited Tax General Obligation Bonds                                  5.70      2010      1,005,000          1,054,657
University General Receipts Refunding Revenue Bonds
  Student Recreation Center (FGIC Insured)                                   5.00      2013      1,500,000          1,477,260
University of Cincinnati General Receipt Pre-Refunded Bonds Series I-1       7.10      2010        750,000            834,697
University of Toledo General Receipt Pre-Refunded Bonds Series 1990
  (MBIA Insured)                                                             7.125     2020        500,000            567,200
Warren County Various Purpose Limited Tax General Obligation Bonds
  Series 1992                                                                6.10      2012        500,000            554,395
Whitehall City School District Franklin County Unlimited Tax
  Improvement General Obligation Pre-Refunded
  School Building Construction                                               7.25      2013        500,000            565,425
_____________________________________________________________________________________________________________________________
Total municipal bonds
(Cost: $70,386,470)                                                                                               $76,756,039
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $70,386,470)(f)                                                                                            $76,756,039
_____________________________________________________________________________________________________________________________

PAGE

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                                               (Unaudited)

Rating                                                           12-31-95                          06-30-95
___________________________________________________________________________________________________________
AAA                                                                68%                               72%
AA                                                                 10                                 7
A                                                                  10                                10
BBB                                                                 6                                 6
BB and below                                                        6                                 5
Non-rated                                                          --                                --
___________________________________________________________________________________________________________
Total                                                             100%                              100%
___________________________________________________________________________________________________________

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC    --  American Municipal Bond Association Corporation
    BIG      --  Bond Investors Guarantee
    FGIC     --  Financial Guarantee Insurance Corporation
    FHA      --  Federal Housing Authority
    GNMA     --  Government National Mortgage Association
    MBIA     --  Municipal Bond Investors Assurance
(d) The following abbreviation is used in portfolio descriptions:
    A.M.T.   --  Alternative Minimum Tax -- As of Dec. 31, 1995, the value of securities subject to alternative minimum tax represented 10.9% of net assets.
(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):
    Type of security                                                                       Notional amount
    Purchase contracts
    ______________________________________________________________________________________________________
    Municipal Bonds Index March 1996                                                            $3,200,000
    U.S. Treasury Bonds March 1996                                                               1,600,000
    ______________________________________________________________________________________________________
    Total                                                                                       $4,800,000
    ______________________________________________________________________________________________________



(f) At Dec. 31, 1995, the cost of securities for federal income tax purposes was approximately $70,337,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                                     $6,427,000
    Unrealized depreciation                                                                         (8,000)
    ______________________________________________________________________________________________________
    Net unrealized appreciation                                                                 $6,419,000
    ______________________________________________________________________________________________________
/TABLE

PAGE
Board members and officers

Board members and officers of the Fund
_____________________________________________________________________
President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Independent board members

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer, The Valspar Corporation.
_____________________________________________________________________
Interested board members who are officers and/or employees of AEFC

William H. Dudley
Exective vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
_____________________________________________________________________
Officers who are officers and/or employees of AEFC

Peter J. Anderson
Vice President of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.
___________________________________________________________________
Other officer

Leslie L. Ogg
Vice president general Counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.
PAGE
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income.
Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia
PAGE
IDS Bond Fund
Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed
PAGE
IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest

PAGE
IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) four puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice
PAGE
Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund
Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Strategy Aggressive Fund
Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Growth Fund
Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS Global Growth Fund
Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy.
These companies offer above-average potential for long-term growth.

(icon of) world

IDS New Dimensions Fund
Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund
Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

PAGE

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund
Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative
IDS mutual fund.

(icon of) cart of precious gems

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial planner or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

PAGE
Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS State Tax-Exempt Funds
IDS Tower 10
Minneapolis, MN 55440-0010